Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Home Inns & Hotels Management Inc.
Entity Central Index Key	0001376972
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	91,672,320

CONSOLIDATED STATEMENT OF OPERATIONS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Leased-and-operated hotel costs - Personnel costs [Member] USD ($)	Dec. 31, 2012 Leased-and-operated hotel costs - Personnel costs [Member] CNY	Dec. 31, 2011 Leased-and-operated hotel costs - Personnel costs [Member] CNY	Dec. 31, 2010 Leased-and-operated hotel costs - Personnel costs [Member] CNY	Dec. 31, 2012 Personnel costs of Franchised-and-managed hotels [Member] USD ($)	Dec. 31, 2012 Personnel costs of Franchised-and-managed hotels [Member] CNY	Dec. 31, 2011 Personnel costs of Franchised-and-managed hotels [Member] CNY	Dec. 31, 2010 Personnel costs of Franchised-and-managed hotels [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] CNY
Revenues:
Leased-and-operated hotels	$ 829,007,000	5,164,799,000	3,559,740,000	2,910,458,000
Franchised-and-managed hotels	97,099,000	604,936,000	399,986,000	256,799,000
Total revenues	926,106,000	5,769,735,000	3,959,726,000	3,167,257,000
Less: Business tax and related surcharges	(56,728,000)	(353,418,000)	(249,274,000)	(191,232,000)
Net revenues	869,378,000	5,416,317,000	3,710,452,000	2,976,025,000
Leased-and-operated hotel costs
Rents and utilities	(313,517,000)	(1,953,243,000)	(1,232,662,000)	(875,510,000)
Personnel costs	(166,510,000)	(1,037,371,000)	(657,155,000)	(506,406,000)
Depreciation and amortization	(98,359,000)	(612,789,000)	(398,914,000)	(308,888,000)
Consumables, food and beverage	(56,394,000)	(351,338,000)	(258,120,000)	(173,256,000)
Others	(110,312,000)	(687,254,000)	(413,815,000)	(310,705,000)
Total leased-and-operated hotel costs	(745,092,000)	(4,641,995,000)	(2,960,666,000)	(2,174,765,000)
Personnel costs of franchised-and-managed hotels	(20,069,000)	(125,031,000)	(72,009,000)	(44,128,000)
Sales and marketing expenses	(12,340,000)	(76,878,000)	(44,451,000)	(33,257,000)
General and administrative expenses	(50,599,000)	(315,235,000)	(335,888,000)	(193,482,000)
Total operating costs and expenses	(828,100,000)	(5,159,139,000)	(3,413,014,000)	(2,445,632,000)
Other income	2,658,000	16,558,000	0	0
Income from operations	43,936,000	273,736,000	297,438,000	530,393,000
Interest income	1,906,000	11,874,000	31,996,000	9,454,000
Interest expense	(19,168,000)	(119,416,000)	(46,868,000)	(2,024,000)
Issuance costs for convertible notes	0	0	0	(42,559,000)
Loss from equity investment	(370,000)	(2,305,000)	0	0
(Loss)/gain on change in fair value of convertible notes	(13,980,000)	(87,099,000)	198,547,000	(9,040,000)
Gain on buy-back of convertible bonds	0	0	1,521,000	2,480,000
Non-operating income	6,942,000	43,248,000	35,899,000	22,223,000
Non-operating expenses	(1,070,000)	(6,665,000)	(7,315,000)	0
Foreign exchange (loss)/gain, net	35,000	217,000	15,849,000	(4,350,000)
Income before income tax expenses and noncontrolling interests	18,231,000	113,590,000	527,067,000	506,577,000
Income tax expenses	(21,878,000)	(136,305,000)	(169,442,000)	(139,969,000)
Net income/(loss)	(3,647,000)	(22,715,000)	357,625,000	366,608,000
Less: Net income attributable to noncontrolling interests	(652,000)	(4,061,000)	(6,094,000)	(7,109,000)
Net income/(loss) attributable to Home Inns' shareholders	(4,299,000)	(26,776,000)	351,531,000	359,499,000
Earnings per share
Basic	$ (0.05)	(0.29)	4.17	4.45
Diluted	$ (0.05)	(0.29)	1.26	4.23
Weighted average ordinary shares outstanding
Basic	90,804,777	90,804,777	84,221,665	80,846,617
Diluted	90,804,777	90,804,777	94,299,393	84,747,102
Share-based compensation expense was included in statement of operations as follows:
Share-based compensation expense					$ 1,316,000	8,199,000	3,283,000	0	$ 1,537,000	9,578,000	3,369,000	0	$ 246,000	1,535,000	656,000	0	$ 11,888,000	74,064,000	69,227,000	53,272,000

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 106,444,000	663,156,000	1,786,038,000
Restricted cash	33,023,000	205,739,000	205,926,000
Accounts receivable, net	15,758,000	98,176,000	91,980,000
Receivables from related parties	1,094,000	6,818,000	6,379,000
Consumables	6,677,000	41,600,000	43,049,000
Prepayments and other current assets	27,694,000	172,534,000	137,887,000
Deferred tax assets	12,900,000	80,369,000	75,446,000
Total current assets	203,590,000	1,268,392,000	2,346,705,000
Investment in jointly controlled entity	1,063,000	6,625,000	8,301,000
Property and equipment, net	617,460,000	3,846,835,000	3,452,846,000
Goodwill	361,893,000	2,254,631,000	2,197,728,000
Intangible assets, net	184,494,000	1,149,419,000	1,174,452,000
Other assets	18,836,000	117,350,000	170,039,000
Non-current deferred tax assets	49,881,000	310,762,000	199,765,000
Total assets	1,437,217,000	8,954,014,000	9,549,836,000
Current liabilities:
Accounts payable	12,331,000	76,825,000	91,457,000
Payables to related parties	610,000	3,798,000	2,797,000
Short-term loans	2,018,000	12,571,000	346,550,000
Finance lease liabilities	1,069,000	6,660,000	7,006,000
Salaries and welfare payable	34,601,000	215,569,000	178,032,000
Income tax payable	12,260,000	76,382,000	80,356,000
Other taxes payable	4,456,000	27,761,000	27,295,000
Deferred revenues	32,564,000	202,874,000	202,870,000
Convertible bonds	0	0	113,051,000
Other unpaid and accruals	26,624,000	165,886,000	154,498,000
Other payables	148,494,000	925,134,000	847,090,000
Deferred tax liability	4,725,000	29,439,000	38,313,000
Total current liabilities	279,752,000	1,742,899,000	2,089,315,000
Non-Current Liabilities:
Long term loans	118,040,000	735,404,000	1,165,666,000
Deferred rental	101,382,000	631,618,000	593,955,000
Deferred revenues	7,237,000	45,089,000	79,202,000
Finance lease liabilities	260,000	1,620,000	7,750,000
Deposits due to franchisees	14,681,000	91,462,000	63,472,000
Other long term payables	1,705,000	10,620,000	0
Unfavorable lease liabilities	59,477,000	370,548,000	396,774,000
Financial liability	171,229,000	1,066,771,000	979,008,000
Deferred tax liabilities	46,279,000	288,321,000	294,728,000
Total liabilities	800,042,000	4,984,352,000	5,669,870,000
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 90,659,882 and 91,672,320 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	574,000	3,574,000	3,542,000
Additional paid-in capital	449,897,000	2,802,905,000	2,683,923,000
Statutory reserves	25,428,000	158,417,000	125,863,000
Retained earnings	159,308,000	992,505,000	1,051,976,000
Total Home Inns shareholders' equity	635,207,000	3,957,401,000	3,865,304,000
Noncontrolling interests	1,968,000	12,261,000	14,662,000
Total shareholders' equity	637,175,000	3,969,662,000	3,879,966,000
Total liabilities and shareholders' equity	$ 1,437,217,000	8,954,014,000	9,549,836,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.005	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	91,672,320	90,659,882
Ordinary shares, shares outstanding	91,672,320	90,659,882

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional paid-in Capital [Member] USD ($)	Additional paid-in Capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY	Total USD ($)	Total CNY
Beginning balance at Dec. 31, 2009		3,209,000		1,798,086,000		67,591,000		399,218,000		13,465,000		2,281,569,000
Beginning balance (in shares) at Dec. 31, 2009		80,303,510
Exercise of restricted stocks (in shares)		75,000
Exercise of restricted stocks		3,000		781,000		0		0		0		784,000
Exercise of stock option (in shares)		1,337,574
Exercise of stock option		45,000		61,595,000		0		0		0		61,640,000
Recognition of share-based compensation costs		0		53,272,000		0		0		0		53,272,000
Dividends distributed to noncontrolling interests		0		0		0		0		(9,530,000)		(9,530,000)
Net income/(loss)		0		0		0		359,499,000		7,109,000		366,608,000
Appropriations to statutory reserves		0		0		26,523,000		(26,523,000)		0		0
Ending balance at Dec. 31, 2010		3,257,000		1,913,734,000		94,114,000		732,194,000		11,044,000		2,754,343,000
Ending balance (in shares) at Dec. 31, 2010		81,716,084
Exercise of stock option (in shares)		794,182
Exercise of stock option		26,000		27,829,000		0		0		0		27,855,000
Issuance of ordinary shares in acquisition of Motel 168 (in shares)		8,149,616
Issuance of ordinary shares in acquisition of Motel 168		259,000		667,055,000		0		0		0		667,314,000
Recognition of share-based compensation costs		0		76,535,000		0		0		0		76,535,000
Dividends distributed to noncontrolling interests		0		0		0		0		(6,998,000)		(6,998,000)
Net income/(loss)		0		0		0		351,531,000		6,094,000		357,625,000
Appropriations to statutory reserves		0		0		31,749,000		(31,749,000)		0		0
Acquisition of noncontrolling interest of subsidiary		0		(1,230,000)		0		0		1,220,000		(10,000)
Establishment of majority owned subsidiaries		0		0		0		0		3,302,000		3,302,000
Ending balance at Dec. 31, 2011		3,542,000		2,683,923,000		125,863,000		1,051,976,000		14,662,000		3,879,966,000
Ending balance (in shares) at Dec. 31, 2011		90,659,882
Exercise of stock option (in shares)		1,012,438
Exercise of stock option		32,000		26,583,000		0		0		0		26,615,000
Recognition of share-based compensation costs		0		92,912,000		0		0		0		92,912,000
Dividends distributed to noncontrolling interests		0		0		0		0		(6,675,000)		(6,675,000)
Net income/(loss)		0		0		0		(26,776,000)		4,061,000	(3,647,000)	(22,715,000)
Appropriations to statutory reserves		0		0		32,695,000		(32,695,000)		0		0
Acquisition of noncontrolling interest of subsidiary		0		(513,000)		0		0		213,000		(300,000)
Reversal of statutory reserve due to disposal of subsidiary		0		0		(141,000)		0		0		(141,000)
Ending balance at Dec. 31, 2012	$ 574,000	3,574,000	$ 449,897,000	2,802,905,000	$ 25,428,000	158,417,000	$ 159,308,000	992,505,000	$ 1,968,000	12,261,000	$ 637,175,000	3,969,662,000
Ending balance (in shares) at Dec. 31, 2012	91,672,320

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income/(loss)	$ (3,647,000)	(22,715,000)	357,625,000	366,608,000
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	14,987,000	93,376,000	76,535,000	53,272,000
Depreciation and amortization	101,741,000	633,855,000	412,684,000	319,988,000
Amortization of upfront fee of term loan	6,912,000	43,060,000	5,726,000	0
Foreign exchange loss/(gain), net	(35,000)	(217,000)	(15,849,000)	4,350,000
(Gain)/loss from disposal of property and equipment	(1,855,000)	(11,557,000)	9,859,000	(6,165,000)
Impairment loss of property and equipment	2,029,000	12,641,000	1,705,000	0
Gain on buy-back of convertible bonds	0	0	(1,521,000)	(2,480,000)
Issuance costs for convertible notes	0	0	0	42,559,000
Loss/(gain) on change in fair value of convertible notes	13,980,000	87,099,000	(198,547,000)	9,040,000
Provision for doubtful accounts	0	0	295,000	0
Deferred income tax provision/(benefit)	(21,197,000)	(132,057,000)	(15,559,000)	6,789,000
Share of loss of jointly controlled entity	269,000	1,676,000	853,000	0
Loss from fair value change of interest rate swap transaction	1,070,000	6,665,000	7,315,000	0
Change in assets and liabilities, net of effects of acquisitions:
Increase in accounts receivable	(970,000)	(6,045,000)	(14,485,000)	(11,205,000)
Increase in receivables from related parties	0	0	0	(2,523,000)
(Increase)/ decrease in consumables	322,000	2,004,000	(4,894,000)	(10,140,000)
Increase in prepayments and other current assets	(4,806,000)	(29,941,000)	(7,077,000)	(25,674,000)
(Increase)/decrease in other assets	1,546,000	9,629,000	(16,855,000)	(8,813,000)
Increase/(decrease) in accounts payable	(2,037,000)	(12,692,000)	(19,027,000)	24,088,000
Increase in payables to related parties	199,000	1,241,000	1,136,000	1,150,000
Increase in salaries and welfare payable	6,025,000	37,537,000	1,852,000	38,172,000
(Decrease)/increase in income tax payable	(656,000)	(4,089,000)	5,648,000	(19,367,000)
(Decrease)/increase in other taxes payable	53,000	330,000	81,000	(53,000)
Increase/(decrease) in accruals for customer reward program	46,000	288,000	(13,931,000)	4,075,000
Increase in other payables and accruals	1,174,000	7,306,000	75,319,000	19,409,000
Increase/(decrease) in deferred revenues	(5,475,000)	(34,109,000)	19,780,000	27,674,000
Increase in deferred rental	6,045,000	37,663,000	56,585,000	35,422,000
Increase in deposits due to franchisees	4,493,000	27,990,000	0	12,719,000
Increase/(decrease) in interest accruals for convertible bonds and financial liability	(186,000)	(1,159,000)	849,000	1,063,000
Net cash provided by operating activities	120,027,000	747,779,000	726,102,000	879,958,000
Cash flows from investing activities:
Proceeds from sale of property and equipment	2,573,000	16,032,000	5,192,000	21,708,000
Purchase of property and equipment	(149,950,000)	(934,193,000)	(737,102,000)	(373,531,000)
Purchase of intangible assets	(1,670,000)	(10,408,000)	(3,040,000)	(3,539,000)
Cash paid to restricted cash - escrow account and interest reserve account	(594,000)	(3,703,000)	(202,323,000)	0
Cash used for acquisition of subsidiaries, net of cash acquired	(11,133,000)	(69,362,000)	(1,732,226,000)	(600,000)
Net cash used in investing activities	(160,774,000)	(1,001,634,000)	(2,669,499,000)	(355,962,000)
Cash flows from financing activities:
Proceeds from share option exercise	4,272,000	26,615,000	28,173,000	63,644,000
Net proceeds from issuance of convertible notes	0	0	0	1,188,823,000
Buy-back of convertible bonds	0	0	(45,507,000)	(202,687,000)
Repayment of convertible bonds	(17,968,000)	(111,945,000)	0	0
Payment for bond offering related issuance costs	0	0	(5,874,000)	0
Proceeds from loans, net of upfront fee	0	0	1,433,559,000	24,900,000
Repayment of short-term borrowings	(122,141,000)	(760,949,000)	0	(24,900,000)
Cash paid for finance lease	(1,161,000)	(7,233,000)	(1,808,000)	0
Dividend paid to noncontrolling interests shareholders of subsidiaries	(1,180,000)	(7,354,000)	(8,743,000)	(9,530,000)
Cash settlement of interest swap transaction	(549,000)	(3,418,000)	0	0
Capital contribution from noncontrolling interests shareholders of newly established majority-owned subsidiary	0	0	3,302,000	0
Net cash provided by/(used in) financing activities	(138,727,000)	(864,284,000)	1,403,102,000	1,040,250,000
Effect of foreign exchange rate changes on cash and cash equivalents	(761,000)	(4,743,000)	(56,310,000)	(11,195,000)
Net increase/(decrease) in cash and cash equivalents	(180,235,000)	(1,122,882,000)	(596,605,000)	1,553,051,000
Cash and cash equivalents, beginning of year	286,679,000	1,786,038,000	2,382,643,000	829,592,000
Cash and cash equivalents, end of year	106,444,000	663,156,000	1,786,038,000	2,382,643,000
Supplemental disclosure of cash flow information
Cash paid during year for income tax and withholding tax	(43,713,000)	(272,336,000)	(179,352,000)	(152,547,000)
Cash paid during year for interest	(12,473,000)	(77,706,000)	(39,115,000)	(211,000)
Supplemental schedule of non-cash activities:
Unpaid consideration related to acquisition of Motel 168	0	0	143,728,000	0
Unpaid consideration related to other acquisitions	1,301,000	8,108,000	0	0
Non-cash consideration in settlement of seller's payable to Motel 168	0	0	23,222,000	0
Accruals related to construction costs of property and equipment	12,525,000	78,030,000	169,134,000	169,196,000
Accruals related to issuance costs for convertible notes	0	0	0	5,998,000
Restricted cash related to exercise of employee stock option which are yet to be transmitted to employees	(577,000)	(3,596,000)	(17,949,000)	21,552,000
Issuance of ordinary shares related to acquisition of Motel 168	$ 0	0	667,314,000	0

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Home Inns & Hotels Management Inc. (“the Company”), its subsidiaries, and variable interest entities (“VIEs”) for which the Company is the primary beneficiary (“VIE subsidiary”). The Company and its consolidated subsidiaries and VIE subsidiaries are collectively referred to as the “Group”.

The Company was established in Cayman Islands on May 30, 2006. In June 2006, all the then existing shareholders of Home Inns & Hotels Management (Hong Kong) Limited (“Home Inns HK”), the Company’s predecessor, exchanged their respective shares in Home Inns HK for an equivalent number of shares in the Company. As a result, Home Inns HK became a wholly-owned subsidiary of the Company. Home Inns HK did not have any operations until April 2002 when Home Inns & Hotels Management (Beijing) Co., Ltd. (“Home Inns Beijing”), a hotel operation and management company, was established as a joint venture of Home Inns HK and Beijing Capital Travel International Hotel Group Co., Ltd. (“Beijing Capital Travel”), a subsidiary of Beijing Tourism Group (“BTG”). At inception, Home Inns HK and BTG, through Beijing Capital Travel, owned 55% and 45% interest in Home Inns Beijing, respectively. Through a series of financing activities and acquisitions, Home Inns Beijing has become a wholly-owned subsidiary in July 2007.

In October 2006, the Company completed an initial public offering of American Depositary Shares (“ADSs”). ADSs of the Company are traded from October 26, 2006 on Nasdaq Global Market under the symbol “HMIN” in the United States.

In October 2011, the Group completed the acquisition of 100% equity interest of Motel 168 International Holding Limited (“Motel 168”). The total consideration of RMB 2,869,045 included RMB 2,201,731 in cash and RMB 667,314 in share consideration of 8,149,616 Home Inns’ ordinary shares. Thereafter, Motel 168 became a wholly owned subsidiary of the Group. (Refer to Note 6).

The principal activities of the Group are to develop, lease, operate, franchise, and manage economy hotels under the Home Inn brand, Yitel brand and Motel 168 brand in the People’s Republic of China (“PRC”). The Group either leases real estate properties on which it develops and operates hotels or franchises the Home Inn brand, Yitel brand and Motel 168 brand to hotel owners and manages these hotels. The former type of hotels is referred to as “leased-and-operated hotels” and the latter type of hotels as “franchised-and-managed hotels.”

Leased-and-operated hotels

The Group leases hotel properties from property owners and develops these hotels directly, by hiring, training and supervising the managers and employees to operate the hotels. The Group is responsible for hotel development and customization to conform to the standards of the Group, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease. Under the lease arrangements, the Group typically enjoys rental holiday of three to six months and pays fixed rent on a quarterly basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years.

Franchised-and-managed hotels

The Group enters into certain franchise arrangements with hotel owners for which the Group is responsible for managing the hotels, including hiring and appointment of the general manager of each franchised-and-managed hotel. Under a typical franchise agreement, the franchisee is required to pay an initial franchise fee and ongoing management service fees equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development and customization and the costs of its operations. The term of the franchise agreement is typically 5 years or 8 years and is renewable only upon mutual agreement between the Group and the franchisee.

PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
PRINCIPAL ACCOUNTING POLICIES
2.	PRINCIPAL ACCOUNTING POLICIES

The principal accounting policies adopted in the preparation of these consolidated financial statements are set out below:

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s financial statements mainly include assumptions used in the computation of share-based compensation, allowance for doubtful accounts, assumption of redemption rate utilized in customer loyalty program, assumptions and inputs used in fair value measurement of financial liabilities, assumptions used to measure impairment of long-lived assets, intangible asset with indefinite life and goodwill, useful lives of long-lived assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, and valuation allowance of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

As of December 31, 2012, the Group’s current liabilities exceeded its current assets by approximately RMB 474.5 million. As of December 31, 2012, the Group’ credit facilities was RMB 600 million and these facilities are available to be drawn down if needed. The Group believes that by closely monitoring and appropriately allocating its cash resources, together with drawing down the above credit facilitates, if needed, it is able to maintain a sufficient cash position and liquidity status in the foreseeable future.

b. Basis of consolidation and accounting for investments

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Accounting Standards Codification (“ASC”) 810 “Consolidation”, which provides guidance on the identification of and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity.

Prior to January 1, 2011, certain entities were considered variable interest entities because the equity at risk of each entity was not sufficient to finance its intended activities without additional financial support. The Company was considered the primary beneficiary of these entities because it had a controlling financial interest and was the primary beneficiary of these VIEs as it had both the power to direct the activities of the VIEs that most significantly impacted the VIEs’ economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs. Accordingly, the financial statements of the following VIEs were consolidated into the Company’s financial statements since their respective date of establishment/acquisition prior to January 1, 2011:

Name of VIE	The Company’s ownership interest
Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

The total registered capital of the six VIEs was RMB 6,010 as of December 31, 2010. The total net assets of the consolidated VIEs were RMB 26,262 as of December 31, 2010. The total net income of the six VIE was RMB 16,257 in the year ended December 31, 2010. Management monitors the regulatory risk associated with these contractual arrangements. There were no consolidated VIE assets that were collateral for the VIE obligations and which could only be used to settle the VIE’s obligations. Creditors of the VIE had no recourse to the general credit of Home Inns & Hotels Management (Shanghai) Co., Ltd., which was the primary beneficiary of the VIEs.

In 2011, the Company has determined that the six VIE entities were no longer considered variable interest entities effective for the year ended December 31, 2011. As the Group has majority legal ownership in these entities, it continues to consolidate these entities. The reconsideration event did not have any impact on the Company’s consolidated financial statements.

The Company evaluates its business relationships such as those with franchisees to identify potential variable interest entities. Generally, these businesses qualify for the business scope exception under the consolidation guidance. Therefore, the Company has concluded that consolidation of any such entities is not appropriate for the periods.

c. Foreign currencies

The Group’s functional currency and reporting currency is Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

d. Convenience translation

Translations of balances in the statements of operations, balance sheet and statement of cash flows from RMB into United States dollars (“US$”) as of and for the year ended December 31, 2012 are solely for the convenience of the reader and were calculated at the rate of US$ 1.00 = RMB 6.2301, on December 31, 2012, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

e. Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and liquid investment which are unrestricted as to withdrawal or use, and which have original maturities of three months or less that are placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2011 included US$ 52,747 thousand and HK$ 0.1 thousand. Cash and cash equivalents balance as of December 31, 2012 included US$ 41,524 thousand and HK$ 0.1 thousand.

f. Restricted cash

Restricted cash consists of cash proceeds from the exercise of share options by the Company’s employees which are yet to be transmitted to them, cash reserved in specific interests reserve account (“IRA”) for term loans which will be repaid in 6 months, and cash deposited in an escrow account for the settlement of the outstanding purchase consideration of Motel 168 acquisition.

g. Allowance for doubtful accounts

Provision is made against receivables to the extent collection is considered to be doubtful. Accounts receivable and other receivables in the balance sheet are stated net of such provision, if any. For the years ended December 31, 2011 and 2012, the allowance for doubtful accounts was RMB 295 and nil, respectively.

h. Consumables

The Group purchases consumables for the operation of leased-and-operated hotels. Consumables include fabrics, such as towels and beddings, which need to be renewed periodically. Consumables are amortized over their useful lives, generally one year or less, from the time they are put into use and are stated at purchase price less accumulated amortization.

i. Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization and impairment losses, if any. The cost of property and equipment comprises its purchase price and any directly attributable costs, including interest cost during the period the asset is brought to its working condition and location for its intended use.

Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to property and equipment and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the statements of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.

j. Fair value measurement

The Company adopted Accounting Standard Codification (“ASC”) 820 “Fair value measurements and disclosures” on January 1, 2008. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

The Company measures the fair value of financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are nor active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

The following table presents information about the Group’s financial liabilities classified as Level 3 as of December 31, 2012 and December 31, 2011.

	Balance as of December 31, 2012
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,056,209	—	—	1,056,209
Interest rate swap transaction	10,562	—	—	10,562

Total financial liability, non-current	1,066,771	—	—	1,066,771

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

A summary of changes in Level 3 financial liabilities for the year ended December 31, 2012 was as follows:

Balance at December 31, 2011	979,008
Add: Unrealized loss – change in fair value in convertible notes (note 12)	87,099
Less: foreign exchange gains in convertible notes (note 12)	(2,583)
Add: Loss arising from change in fair value in interest rate swap transaction (note 12)	6,665
Less: Cash settlement of swap transaction (note 12)	(3,418)

Balance at December 31, 2012	1,066,771

k. Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, receivables, payables, accruals, term loans, convertible bonds and financial liability. Carrying values of cash and cash equivalents, restricted cash, receivables, payables, and accruals approximate their estimated fair values due to the short-term nature of these financial instruments. The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities. Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11). Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).

The following table presents information about the composition of the Group’s financial instruments and the relevant fair value considerations.

Items	Fair value consideration

Cash and cash equivalents	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Restricted cash
Receivables
Payables
Accruals

Term loans	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities.

Convertible bonds	Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11)

Financial liability	Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).

l. Business combinations

U.S. GAAP requires that business combinations be accounted for under the acquisition purchase method. From January 1, 2009, the group adopted ASC 805 “Business Combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the entity acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

m. Jointly controlled entity

Investment in a jointly controlled entity is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under this method, the Group’s income (loss) from investment is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Group and the jointly controlled entity are eliminated to the extent of the Group’s interest in the jointly controlled entity, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the jointly controlled entity equals or exceeds its interest in the jointly controlled entity, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the jointly controlled entity.

The Group reviews its investment in the jointly controlled entity to determine whether a decline in fair value below the carrying value is other than temporary at period end. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry-specific or investee-specific reasons, and changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. There were no impairment losses for its investment in the jointly controlled entity in the years ended December 31, 2011 and 2012.

n. Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized, but rather is tested for impairment at least annually. The guidance requires that a two-step impairment test be performed annually or whenever events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The first step of the test for impairment compares the book value of the Group’s reporting unit under which goodwill is recorded to its estimated fair value. The second step of the goodwill impairment test, which is only required when the net book value of the reporting unit exceeds the fair value, measures the impairment as the difference between the implied fair value of goodwill and its book value. No impairment of goodwill was recognized for the years ended December 31, 2010, 2011 and 2012.

o. Intangible assets, net

Intangible assets consist primarily of intangible assets acquired in business combinations and software purchased from third parties. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand, favorable lease agreements and certain franchise agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition.

Except brand, intangible assets arising from business combinations are amortized on a straight-line base over the remaining operating lease term, the franchise agreement term, or estimated life of customer relationship. The estimated useful lives of amortized intangibles are reassessed if circumstances occur that indicate the useful lives have changed.

The trademarked Motel 168 brand was registered in PRC China with remaining legal life of 6 years and can be renewed with minimal costs. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. The Group evaluates indefinite-lived intangible asset each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment. ASC 350 “Intangibles – Goodwill and Other,” provides that intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment.

Purchased software is stated at cost less accumulated amortization and impairment, if any, and is amortized on the straight-line basis over its estimated useful life of 5 years.

No impairment of intangible assets was recognized for the years ended December 31, 2010, 2011 and 2012.

p. Impairment of long-lived assets and definite-lived intangible assets

Long-lived assets and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of long-lived assets and definite-lived intangible assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized. The impairment losses on property and equipment recognized for the years ended December 31, 2010, 2011 and 2012 were nil, RMB 1,705 and RMB 12,641, respectively.

q. Employee benefits

The employees of the Group’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations and make contributions to the government-sponsored plans out of the amounts accrued. Employee benefits expense was RMB 103,292, RMB 180,145 and RMB 215,251 for the years ended December 31, 2010, 2011 and 2012, respectively. Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in the balance sheets were RMB 12,524 and RMB 11,913 for the years ended December 31, 2011 and 2012, respectively.

r. Accruals for customer reward program

The Group invites its customers to participate in a customer reward program. Prior to November 14, 2004, membership was free of charge. A one-time membership fee was charged after that date for new members. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly.

Prior to the second quarter of 2011, the Group did not apply redemption rates to the estimation on reward cost due to limited history in its customer reward program. With sufficient historical information and accumulated knowledge on reward points redemption and expiration, the Group has applied a historical redemption rate of 20% prospectively in estimating the costs of reward points since April 1, 2011. After the acquisition of Motel 168, the terms under the Motel 168’s customer reward program have been updated to conform to that of Home Inns’ customer reward program. The Group reassesses the redemption rate at each period end to ensure that the estimate of redemption rate is reasonable.

As of December 31, 2011 and 2012, the accruals for customer reward program amounted to RMB 5,211 and RMB 5,499, respectively, based on the estimated liabilities under the customer reward program.

s. Deferred Revenue

Deferred revenue generally consists of advances received from customers for room stays, initial franchise fees received prior to the Group fulfilling its commitments to the franchisee, and cash received from sale of membership programs. Non-current portion of deferred revenue represents cash received from initial franchise fees and sales of membership program, which is recognized after one year from the balance sheet date.

t. Revenue recognition

Revenues from leased-and-operated hotels represent primarily room rentals and food and beverage sales from the leased-and-operated hotels. Such revenues are recognized when goods are delivered and services are provided.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial franchise fee and (ii) on-going management and service fees based on a percentage of revenue which approximates 3% to 6% of the room revenues of the franchised hotels. The franchise fee is an initial one-time fee. For the franchise agreements signed under Home Inns brand, Yitel brand and Motel 168 brand after its acquisition by the Group, the franchise fee is recognized as revenue when the franchised hotel opens for business, becomes non-refundable, and the group has fulfilled all its commitments and obligations including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. For the franchise agreements signed under Motel 168 brand prior to its acquisition by the Group, the franchise fee is recorded as deferred revenue when cash is received and recognized as revenue during the franchising period which usually is 5 years as the franchisees have the refund right which elapses proportionally within 5 years. On-going management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. Other revenues generated from franchise agreements include system maintenance and support fee and central reservation system usage fee, which are recognized when services are provided.

Prior to the second quarter of 2011, revenue from one-time membership fees was deferred when received and was recognized when membership records show no activity after a year. With sufficient historical information and accumulative knowledge on membership activity pattern, the Group estimated that average life of members is approximately two years. Therefore, the change in accounting estimate is applied prospectively, and revenue from one-time membership fees has been recognized over two years on a straight line basis since April 1, 2011. For the years ended December 31, 2010, 2011 and 2012, the Group recognized revenue of RMB 33,846, RMB 79,367 and RMB 172,148 from one-time membership fees, respectively.

The Group continues to monitor the membership activity pattern and reassess average life of members at each period end to ensure estimate of revenue recognition period is reasonable.

u. Business tax and related surcharge

The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on turnover at a total approximate rate of 5.6% and is recorded as a reduction of revenues.

v. Leased-and-operated hotel costs

Leased-and-operated hotel costs include all direct costs incurred in the operation of the leased-and-operated hotels and consist primarily of property rentals and related expenses, utility costs, personnel compensation, amortization of guest room consumables, amortization of leasehold improvements, depreciation of equipment, amortization of consumables costs, food and beverage.

w. Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising related expenses, expenses associated with the Group’s membership reward program, payroll and related compensation for the Group’s sales and marketing personnel and entertainment expenses relating to marketing activities. Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the statements of operations as incurred and amounted to RMB 11,361, RMB 21,944 and RMB 24,068 for the years ended December 31, 2010, 2011 and 2012, respectively.

x. Share-based compensation

The Group accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation – Stock Compensation”. It requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Group uses the Black-Scholes option pricing model to determine the fair value of stock options. The requisite service period is the vesting period, which is generally 4 years. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

A subsidiary of the Company grants share options which contained an exercise price denominated in US$. The Group determined it should account for the U.S. dollar denominated share options granted to employees and directors of the subsidiary as liability awards as the Company’s functional currency is RMB and the underlying shares denominated in U.S. dollar has not been publicly traded. All grants of share-based awards to employees and directors classified as liability are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods.

y. Leases

The Company leases certain property and equipment.

Leases of property and equipment are classified as operating leases when substantially all the risks and rewards of ownership of assets remain with the lessor. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.

Leases of property and equipment are classified as finance leases when the Company has substantially all the risks and rewards of ownership. Finance leases are capitalized at the lease’s commencement at the lower of the fair value of the leased property and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in finance lease liabilities. The interest element of the finance cost is charged to the statements of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property and equipment acquired under finance leases are depreciated over the lease term if the lease does not meet the transfer of ownership criterion or the bargain purchase option criterion. If the lease meets either the transfer of ownership criterion or the bargain purchase option criterion, then the related assets are depreciated over the useful life of the asset.

Fixed assets capitalized under finance leases are depreciated in accordance with the Group’s policy for the depreciation of fixed assets.

z. Borrowing costs

Interests incurred in connection with term loan used for acquisition of Motel 168 are expensed as incurred. The upfront fee incurred in connection with the term loan are amortized and recorded as interest expenses over the loan period (Refer to Note 13).

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. For the years ended December 31, 2010, 2011 and 2012, there was no capitalized interest cost.

aa. Pre-operating expenditure

Pre-operating expenditure represents start-up costs, other than amounts capitalized as leasehold improvements, for leased-and-operated hotels are charged to the consolidated statements of operations in the period in which it is incurred.

ab. Taxation

The provision for income taxes is based on the income and expense amounts recorded in our consolidated statements of operations. Income tax expenses are recorded using the liability method. Deferred tax assets or liabilities are recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. Deferred tax assets and liabilities are recognized and measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in statements of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the amount of deferred tax assets if it is considered more likely than not that such assets will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is greater than 50% likely to be realized upon settlement. As of December 31, 2011 and 2012, there were no uncertain tax positions.

ac. Non-operating income

Other non-operating income primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2010, 2011 and 2012, the Group received financial subsidies of RMB 14,903, RMB 22,356 and RMB 43,248, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other non-operating income when received as there is no additional condition attached to the subsidies.

ad. Statutory reserves

The Group’s subsidiaries incorporated in the PRC are required to set aside 10% of their net income, after offsetting accumulated losses from prior years, and before profit distributions to the investors, as reported in its statutory accounts on an annual basis to the Statutory Surplus Reserve Fund. Once the total Statutory Surplus Reserve Fund reaches 50% of the registered capital of the respective subsidiaries, further appropriations are discretionary. The Statutory Surplus Reserve Fund can be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The Group’s Statutory Surplus Reserve Fund is not distributable to shareholders except in the event of liquidation.

Appropriations to the Statutory Surplus Reserve Fund are accounted for as a transfer from retained earnings to statutory reserves. During the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations to these statutory reserves of RMB 26,523, RMB 31,749 and RMB 32,695, respectively. During the year ended December 31, 2012, the Group made a reversal of RMB 141 from the statutory reserve to retained earnings due to disposal of a subsidiary. No reversal of the statutory reserve was made in the year ended December 31, 2011.

ae. Dividends

Dividends are recognized when declared. The Group has not declared or paid any dividends to its shareholders except for the noncontrolling interests.

Current PRC regulations permit PRC companies to pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (Note 2(ad)). Restricted net assets of the Company’s PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were RMB 3,269,349 as of December 31, 2012. In addition to the typical statutory reserves of the Company’s PRC subsidiaries, the restricted net assets also includes RMB 3,110,933 paid in capital.

af. Earnings per share

In accordance with ASC 260 “Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. The Company’s convertible bonds issued in 2007 and convertible notes issued in 2010 are not participating securities because the terms of the agreements do not provide any participating rights to the holders before conversion. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the monetary effect of instruments that are dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible bonds and convertible notes (using the if-converted method) the vesting of restricted stock and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

ag. Segment reporting

The Company follows “Disclosures about Segment of an Enterprise and Related Information” for its segment reporting. The Group operates and manages its business as a single segment. The Company’s chief operation decision-maker (“CODM”) reviews operating results to make decision about allocating resources and assessing performance for the entire company.

The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

ah. Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the Company does not expect the adoption of this standard to have a material impact on the Group’s financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment”. The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The adoption of this Update beginning on December 31, 2012 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”. This update provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this update is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. This update should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the Update’s scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this Update) and should disclose that fact. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”. This update provides that when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this update clarify that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity (that is, irrespective of any retained investment) and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. This update is effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

ai. Certain risks and concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of December 31, 2011 and 2012, substantially all of the Company’s cash was held in major financial institutions located in the PRC, Hong Kong and the United States of America, which management considers being of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents and long term time deposit are financially sound based on public available information.

Accounts receivable are typically not collateralized and are denominated in RMB, and are derived from revenues earned from operations arising in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2010, 2011 and 2012. No individual customer accounted for more than 10% of accounts receivable at December 31, 2011 and 2012.

aj. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
3.	PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2011 and 2012 are as follows:

	2011	2012
Prepayment for utility and telecom expenses	31,645	47,460
Prepayment for rental expenses	28,748	46,057
Employee advances	10,076	11,694
Proceeds receivable from disposal of a subsidiary	12,418	10,919
Deposits for utility expenses	9,772	9,187
Prepayment for advertisement, consultation and insurance	5,778	5,012
Interest receivable	7,047	100
Other current assets	32,403	42,105

Total	137,887	172,534

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
4.	INCOME TAXES

Cayman Islands, British Virgin Islands (“BVI”) and the Republic of Mauritius (“Mauritius”)

Under the current laws of the Cayman Islands, BVI and Mauritius, the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius are not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Home Inns Hong Kong subsidiaries were subject to Hong Kong profit tax at a rate of 16.5% on their assessable profits. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws. Effective January 1, 2008, the Company’s subsidiaries are subject to the Corporate Income Tax Law of the People’s Republic of China (hereinafter “the new CIT Law”) as approved by the National People’s Congress on March 16, 2007, under which the corporate income tax rate applicable to most of the Group’s PRC entities adjusted from 33% to 25%. Five of the Group’s subsidiaries enjoyed a preferential income tax rate of 15% before 2008, and the income tax rate applicable to these subsidiaries is phased in at 18%, 20%, 22%, 24% and 25% in a 5 year period from 2008 to 2012. Shanghai Banli Software Technology Co., Ltd. and Suzhou Hengchuang Software Co., Ltd. were qualified software enterprises in 2008 and 2011 respectively and are exempted from income tax for the first two years and are entitled to a preferential tax rate of 12.5% for the three years from thereafter.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a Foreign Invested Enterprise (“FIE”) prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10%. For certain jurisdictions that have signed tax treaties with the PRC, the WHT rate are 5%. No dividend was declared by PRC subsidiaries in the years ended December 31, 2009 and 2010. As the Group intended to indefinitely reinvest its earnings to further expand its businesses in PRC China, undistributed earnings as of December 31, 2009 and 2010 were considered to be indefinitely reinvested, Therefore, no deferred tax liability was recognized in the years ended December 31, 2009 and 2010.

In September 2011, in connection with the acquisition of Motel 168, the Group entered into a US$240.0 million US dollar denominated, 4-year term loan facility agreement (Refer to Note 13). In order to service the debt, after-tax profits from its PRC subsidiaries in China will be distributed to its overseas holding company borrower. The Group has recognized the relevant deferred tax liability of RMB 38,313 and RMB 29,439 as of December 31, 2011 and December 31, 2012 in connection with cumulative distributable earnings since 2008 using a 5% dividend withholding tax rate provided as a preferential rate by the tax arrangement between PRC and Hong Kong. (Note a, Reconciliation of the differences between statutory tax rate and the effective tax rate)

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2010	2011	2012
Current income tax expenses	133,180	185,001	235,594
Deferred income tax provision/(benefit)	6,789	(15,559)	(99,289)

Income tax expenses	139,969	169,442	136,305

Reconciliation of the differences between statutory tax rate and the effective tax rate

A reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2010	2011	2012
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3%)	(3%)	(1%)
Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax (a)	5%	2%	68%
Permanent difference for non-deductible expenses	1%	1%	7%
Withholding tax on earnings no longer considered indefinitely reinvested	—	7%	21%

Effective CIT rate	28%	32%	120%

(a)	Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 21% as a result of permanent difference arising from the share base compensation expenses (2011: 4%, 2010: 3%); (ii) a rate of 26% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2011:2%, 2010: nil); (iii) a rate of 19% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2011: (9%), 2010: nil).

Deferred tax assets and liabilities comprised:

	2011	2012
Deferred tax assets, current:
Tax loss carry forwards	21,269	17,547
Deductible temporary differences related to:
-rental expenses	3,009	3,888
-pre-operating expenses	8,886	5,618
-deferred revenue, current	42,670	43,075
-accruals for customer reward program	915	1,003
-others	12,154	16,411
Valuation allowance	(13,457)	(7,173)

	75,446	80,369

Deferred tax assets, non-current:
Tax loss carry forwards	101,649	158,124
Deductible temporary differences related to:
-rental expenses	185,448	213,389
-pre-operating expenses	16,100	8,898
-deferred revenue, non current	15,331	8,715
-unfavorable lease related to acquisitions	98,188	91,751
-Impairment loss of property and equipment	39,499	42,643
-others	1,190	3,051
Valuation allowance	(257,640)	(215,809)

	199,765	310,762

Total deferred tax assets	275,211	391,131

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	38,313	29,439

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	282,638	273,986
Other taxable temporary differences	12,090	14,335

	294,728	288,321

Total deferred tax liabilities	333,041	317,760

The Group had tax loss carry forward of RMB 702,684 as of December 31, 2012. The Group’s remaining tax loss carry forward will be netted against future taxable income. According to the PRC CIT regulations, the loss incurred during a tax year may be carried forward to the following years and set off against the profits of the following years, but the period shall not exceed a maximum of 5 years. These accumulated tax losses will expire on or before January 1, 2018.

A valuation allowance of RMB 271,097 and RMB 222,982 was provided for the net deferred tax assets of the Company as of December 31, 2011 and 2012, respectively. As of December 31, 2011 and December 31, 2012, a valuation allowance of RMB 237,385 and RMB 166,571 was carried forward from the acquisition of Motel 168. The valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not have been realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Company will not be able to utilize certain tax loss carry forwards generated by certain subsidiaries. As those entities continue to have accumulated tax losses and tax planning strategies are not available to utilize those tax losses in other subsidiaries, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2010, 2011 and 2012 when the Company generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Company from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carry forwards generally expire after five years.

For the tax holidays described for certain entities in the “China” section of this Note, the aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2010	2011	2012
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	13,851	14,505	354
Basic ordinary share effect	0.17	0.17	0.004
Diluted ordinary share effect	0.16	0.15	0.004

INVESTMENT IN JOINTLY CONTROLLED ENTITY	12 Months Ended
Dec. 31, 2012
INVESTMENT IN JOINTLY CONTROLLED ENTITY [Abstract]
INVESTMENT IN JOINT CONTROLLED ENTITY
5.	INVESTMENT IN A JOINTLY CONTROLLED ENTITY

	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At October 1, 2011	500	10,000	10,500	(1,346)	9,154
Share of loss	—	—	—	(853)	(853)

At December 31, 2011	500	10,000	10,500	(2,199)	8,301

Share of loss	—	—	—	(1,676)	(1,676)

At December 31, 2012	500	10,000	10,500	(3,875)	6,625

The jointly controlled entity was originally invested by Motel 168 and Suzhou Taide Hotels Management Co., Ltd. who has 50% of equity interest, respectively. After the acquisition by Home Inns on October 1, 2011, the amount of RMB 853 recognized as ‘share of loss of a jointly controlled entity’ in the consolidated statements of operations is equal to the share of total loss of the jointly controlled entity during the three-month ended in December, 2011. It has exceeded the original cost of the Group’s investment in the entity. Before the acquisition, Motel 168 loaned RMB 10,000 to the entity without a specified repayment date. This loan has the same economic effect as a capital contribution and should be treated as being a part of the net investment in the entity. Therefore, Motel 168 treated its original investment of RMB 500, together with the loan of RMB 10,000 that in substance form part of the net investment, as the ceiling, being RMB 10,500, to pick up its share of loss of the entity. For the years ended December 31, 2011 and 2012, the Group fully picked up its share of loss of the entity of RMB 853 and RMB 1,676, and records it as a reduction to the interests in a jointly controlled entity.

ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION [Abstract]
ACQUISITION
6.	ACQUISITION

a.	Acquisition of Motel 168

On October 1, 2011, to further strengthen the Group’s diverse growth plans and multi-brand strategy, the Group completed the transaction to acquire 100% equity interest in Motel 168, a well-established economy hotel chain in China. The Group obtained control over Motel 168 and has consolidated its financial statements since then. The total purchase price for the transaction was approximately RMB 2,869,045, which consists of RMB 2,201,731 in cash consideration and RMB 667,314 in shares consideration of Home Inns’ 8,149,616 ordinary shares. Fair value of the ordinary shares is measured at the quoted market price of US$12.885 as of September 30, 2011, the date closest to the acquisition date. Total acquisition costs were RMB 63,824, which were expensed as incurred in the year ended December 31, 2011.

Purchase Price Allocation

The total purchase price was allocated to Motel 168’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The excess of (i) the total of cost of acquisition, over (ii) the fair value of the identifiable net assets of Motel 168 is recorded as goodwill. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Motel 168’s business.

Allocation of purchase price:

Fair value of net tangible assets acquired	559,267
Intangible assets-favorable lease	399,193
Intangible assets-customer relationship	6,990
Intangible assets-franchise agreement	48,770
Intangible assets-brand	684,300
Unfavorable lease liability	(392,608)
Goodwill	1,806,846
Net deferred tax liability, non-current	(243,713)

Total purchase price	2,869,045

No significant contingencies were identified which should be valued. Motel 168 contributed net revenues of RMB 346,365 and incurred net loss of RMB 17,516 from October 1, 2011 through December 31, 2011.

Unaudited Pro forma Financial Information

The following unaudited combined pro forma information presents information of the Group as if the acquisition above occurred on January 1, 2010.

(in RMB)	2010	2011
	(unaudited)	(unaudited)

Net revenues	4,599,322	4,753,563
Income from operations	635,700	290,302
Net income	306,948	255,998

Basic	3.45	2.84
Diluted	3.29	0.23

The unaudited pro forma financial information includes RMB 4,203 and RMB 4,203 in 2010 and 2011, respectively for the net amortization of identifiable intangible assets and unfavorable leases. The unaudited pro forma financial information for the year ended December 31, 2011 excluded the transaction costs of RMB 63,824 and the unaudited pro forma financial information for the year ended December 31, 2010 included the transaction costs of RMB 63,824. These costs were directly related to this transaction and were non-recurring. The pro forma diluted gain per share of 2011 was RMB 0.23, primarily due to fair value impact of convertible notes. The information presented above is for illustrative purposes only and does not purport to be indicative of results that would have been achieved if the acquisition had occurred as of January 1, 2010.

b.	Acquisition of Anhui Youle Fashion Hotel Management Co., Ltd. and Anhui Meibang Hotel Management Co., Ltd. (collectively “eJia Express”)

The Group and eJia Express entered into an equity transfer agreement in June 2012 under which the Group acquired 100% equity of eJia Express, whose primary assets included 13 leased-and-operated hotels located in Anhui province of China. Accordingly, eJia Express has been consolidated by the Group since July 1, 2012. Total purchase price for this acquisition amounted to RMB 48,214. The acquisition resulted in the recognition of goodwill, intangible assets (favorable leases) and unfavorable lease liability amounting to RMB 41,970, RMB 6,748 and RMB 6,231, respectively.

No significant contingencies were identified which should be valued. eJia Express contributed net revenues of RMB 13,472 and incurred net loss of RMB 11,180 from July 1, 2012 through December 31, 2012.

c.	Acquisition of Anhui Shanghai Xurun Hotel Management Co., Ltd. (“Shanghai Xurun”)

The Group and Shanghai Xurun entered into an equity transfer agreement in June 2012 under which the Group acquired 100% equity of Shanghai Xurun, whose primary assets included one leased-and-operated hotel. Accordingly, Shanghai Xurun has been consolidated by the Group since July 1, 2012. Total purchase price for this acquisition amounted to RMB 420. The acquisition resulted in the recognition of goodwill amounting to RMB 12,354.

No significant contingencies were identified which should be valued. Shanghai Xurun contributed net revenues of RMB 2,745 and incurred net loss of RMB 759 from July 1, 2012 through December 31, 2012.

d.	Acquisition of Shanghai Junxing Hotel Management Co., Ltd. (“Shanghai Junxing”)

The Group and Shanghai Junxing entered into an equity transfer agreement in November 2012, under which Group acquired 100% equity of Shanghai Junxing, whose primary assets included one leased-and-operated hotel. Accordingly, Shanghai Junxing has been consolidated by the Group since November 1, 2012. Total purchase price for this acquisition amounted to RMB 0. The acquisition resulted in the recognition of goodwill and intangible assets (favorable leases) amounting to RMB 2,579 and RMB 2,907, respectively.

No significant contingencies were identified which should be valued. Shanghai Junxing contributed net revenues of RMB 893 and incurred net loss of RMB 1,143 from November 1, 2012 through December 31, 2012.

As if the above acquisitions entered into in 2012 occurred on January 1, 2011, the net revenues, income from operations and net income that would contributed by the above acquisitions would not be significant to the Group.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	2011	2012
Leasehold improvements	3,685,489	4,289,498
Furniture, fixtures and office equipment	627,588	801,821
Machinery and equipment	285,921	343,379
Buildings	9,310	9,310
Construction in progress	159,985	268,780

	4,768,293	5,712,788

Less: Accumulated depreciation	(1,315,447)	(1,865,953)

Property and equipment, net	3,452,846	3,846,835

Depreciation expenses incurred for the years ended December 31, 2010, 2011 and 2012 were RMB 314,923, RMB 404,901 and RMB 621,216, respectively. The cost of property and equipment is stated net off accumulated impairment losses of RMB 7,182 and RMB 19,823 as of December 31, 2011 and 2012.

Included in leasehold improvements was accumulated capitalized interest of RMB 3,916 as of December 31, 2011 and 2012.

The Group evaluates long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. The Group determined to perform a two step impairment analysis for those hotels which are in a loss position for the year ended December 31, 2012. In step one impairment analysis, the estimated future undiscounted net cash flows expected to be generated by the assets over their remaining estimated useful lives were based on certain assumptions, such as forecasts of future operating results, gross margin and expected future growth rates. The estimated undiscounted future cash flows generated by the property and equipment were less than their carrying value, which required the step two impairment test. In the step two impairment analysis, the Group estimated the fair value based on discounted cash flow analysis using market participants’ assumptions, such as forecasts of future operating results, discount rates commensurate with the risk involved, and expected future growth rates. The carrying value of the property and equipment was reduced to fair value based on the discounted cash flow analysis. This resulted in an impairment charge of RMB 19,823 recorded in the impairment loss on property and equipment as other operating expense in the Condensed Consolidated Statements of Operations in the year ended December 31, 2012. Although assumptions used in estimates of future cash flows are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
8.	GOODWILL

Components of goodwill as of December 31, 2011 and 2012 are as follows:

	2011	2012
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	1,806,846	1,806,846
Other acquisitions	62,442	119,345

Total goodwill	2,197,728	2,254,631

There is only one reporting unit in the Group. The goodwill arose from the acquisitions discussed in Note 6 have been allocated to this reporting unit. None of the goodwill acquired is expected to be deductible for income tax purposes.

INTANGIBLE ASSETS AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS AND UNFAVORABLE LEASE [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE
9.	INTANGIBLE ASSETS AND UNFAVORABLE LEASE

Intangible assets and unfavorable lease as of December 31 are as follows:

	2011	2012
Intangible assets, original cost –
Favorable lease agreements	441,682	451,337
Franchise agreements	49,574	49,574
Customer relationship	7,073	7,073
Brand	684,300	684,300
Purchased software	30,246	40,772

	1,212,875	1,233,056

Less: Accumulated amortization –
Favorable lease agreements	(21,462)	(51,886)
Franchise agreements	(2,328)	(8,424)
Customer relationship	(461)	(2,215)
Purchased software	(14,172)	(21,112)

	(38,423)	(83,637)

Intangible assets, net	1,174,452	1,149,419

Unfavorable lease liability –

	2011	2012

Unfavorable lease agreements, original cost	410,381	416,612
Less: Accumulated amortization	(13,607)	(46,064)

Unfavorable lease liability, net	396,774	370,548

Franchise agreements, and favorable and unfavorable leases agreements were acquired primarily from the acquisition of Top Star hotel chain, the purchase of minority interests in Home Inns Beijing and the acquisition of Motel 168. The value of the favorable lease agreements was determined based on the estimated present value of the amount the company has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired leases that exceed market prices and is recognized as a liability. Franchise agreements were determined at the estimated present value of net cash flows expected to be received over the remaining terms of the franchise agreements. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term and the amortization is recorded as operating costs at net. The value of franchise agreements is amortized using the straight-line method over the remaining terms of the franchise agreements.

Amortization expense of intangible assets for the years ended December 31, 2010, 2011 and 2012 amounted to RMB 6,439, RMB 16,828 and RMB 45,096, respectively. Amortization expense of unfavorable lease agreements for the years ended December 31, 2010, 2011 and 2012 amounted to RMB 1,374, RMB 9,045 and RMB 32,457 respectively.

The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2013	43,523	(32,922)	10,601
2014	41,987	(32,919)	9,068
2015	40,234	(32,919)	7,315
2016	38,658	(32,827)	5,831
2017	35,573	(32,493)	3,080

	199,975	(164,080)	35,985

OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
10.	OTHER PAYABLES AND ACCRUALS

	2011	2012
Accrued expenses for utilities, rental expenses and others	81,367	109,226
Accruals for professional service fees	22,702	11,593
Accrued agency fees	5,481	7,531
Accruals for customer reward program	5,211	5,499
Others	39,737	32,037

Other unpaid and accruals-subtotal	154,498	165,886

Payables on construction cost of leasehold improvement	524,792	592,203
Payables on the unpaid consideration related to the acquisitions	219,339	193,360
Payables on repair and maintenance cost	30,051	45,964
Deposit from franchised-and-managed hotels, current	34,135	41,180
Payables to employees for exercised options	11,713	18,557
Others	27,060	33,870

Other payables-subtotal	847,090	925,134

Total	1,001,588	1,091,020

CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2012
CONVERTIBLE BONDS [Abstract]
CONVERTIBLE BONDS
11.	CONVERTIBLE BONDS

In December 2007, the Company issued RMB 1,110,000 of USD settled zero coupon convertible bonds (the “Bonds”). The Bonds matured on December 10, 2012.

Each Bond was, at the option of the holder, convertible (unless previously redeemed, converted or purchased and cancelled) on or after March 9, 2008 into fully paid ordinary shares with a par value of US$ 0.005 each of the Company at the USD equivalent of its RMB principal amount. The number of shares issuable upon conversion was a fixed amount, subject only to adjustments for dilutive events.

Unless previously redeemed, converted or purchased and cancelled, the Bonds was redeemed on December 10, 2012 at an amount equal to the USD equivalent of their RMB principal amount multiplied by 102.53%. At any time after December 10, 2010 and prior to December 10, 2012, the Company may redeem all but not a portion of the Bonds at a redemption price equal to the USD equivalent of their redemption amount (represents for the bondholder a gross yield to maturity of 0.5% per annum calculated on a semi-annual basis) on the redemption date if the closing price of the ADSs for each of 20 out of 30 consecutive trading days prior to the date upon which notice of such redemption is given, was at least 125% of the conversion price then in effect translated into RMB at the fixed exchange rate of US$ 1.00 to RMB 7.40. The Company may redeem all and not some only of the Bonds at a redemption price equal to the USD equivalent of their early redemption amount on the redemption amount if at any time at least 90% in principal amount of the Bonds has already been converted, redeemed or purchased and cancelled.

The Bonds may also be redeemed at the option of the holders at a redemption price equal to the USD equivalent of their early redemption amount upon the ADSs ceasing to be listed on the Nasdaq Global Market or the occurrence of a change of control. All and not some only of the Bonds may be redeemed at any time at a redemption price equal to the USD of their early redemption amount in the event of certain changes relating to Cayman Island or PRC taxation, subject to the non-redemption of each bondholder after the exercise by the Company of its tax redemption option.

The Company could, at the option of the holder of any Bond, redeem, in whole or in part, that holder’s Bonds on December 10, 2010 (the “Put Option Date”), at an amount equal to the USD Equivalent of its RMB principal amount, multiplied by 101.51%. To exercise such right, the holder of the relevant Bond must complete, sign and deposit at the specified office of any Paying Agent a duly completed and signed notice (the “Put Option Notice”) together with the Certificate evidencing the Bonds to be redeemed not earlier than 60 days and not later than 20 days prior to the Put Option Date. A Put Option Notice, once delivered, shall be irrevocable (and may not be withdrawn unless the Company consents to such withdrawal) and the Company shall redeem the Bonds the subject of a Put Option Notice delivered as aforesaid on the Put Option Date.

The Bonds contain embedded redemption and conversion features were not required to be bifurcated.

The issuance costs related to the convertible bond offering was amortized within two years from December 2007. Amortization expense was included within interest expenses.

As of December 31, 2010, the fair value of the Bonds was approximately RMB 161,906 or approximately 103.13% of face value, based on quotes obtained from over-the-counter trading activities. As a result of the depressed market conditions, the Company repurchased approximately RMB 202,800 or 18% of the Bonds at approximately 99.94% of face value in early 2010, which resulted in a gain of RMB 2,480 in 2010.

As of December 31, 2011, the fair value of the Bonds was approximately RMB 106,922 or approximately 96.50% of face value, based on quotes obtained from over-the-counter trading activities. As a result of the depressed market conditions, the Company repurchased approximately RMB 46,200 or 4% of the Bonds at approximately 98.5% of face value in early 2011, which resulted in a gain of RMB 1,521 in 2011.

In December 2012, the Company has fully repaid the matured Bonds of USD 17,790K (equal to RMB 111,945) and interest expense of USD 450K (equal to RMB 2,804).

FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2012
FINANCIAL LIABILITIES [Abstract]
FINANCIAL LIABILITIES
12.	FINANCIAL LIABILITIES

The financial liabilities consist of convertible notes and interest rate swap transaction.

(a) Convertible notes measured at fair value

The Company issued USD 184 million of convertible notes (including USD 24 million covering 30-day over-allotment option) on December 21, 2010 (the “Notes”). The Notes will mature on December 15, 2015. The interest rate is 2% per annum payable semi-annually, in arrears. Holders have the option to convert their Notes from the earlier of (i) when the registration statement becomes effective and

(ii) the first anniversary of the date on which the Notes are first issued, through to and including the business day prior to the maturity date into ADSs representing the ordinary shares initially at a conversion rate of 20.2560 ADSs per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$49.37 per ADS). No accrued interest to be paid on the Notes when they are converted.

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to our liquidation or dissolution.

The holder has the option to require the Company to repurchase the Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

While the Notes remain outstanding, the Company or its subsidiaries will not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

The registration rights granted under the convertible notes agreement are: (i) demand registration rights, (ii) piggyback registration rights, and (iii) Form F-3 registration rights. The Company is required to use its best effort to cause a shelf registration statement to become effective within 210 days after the original issuance of the Notes with respect to register re-sales of the Notes and the issuance of ordinary shares (represented by ADSs) issuable upon conversion of the Notes. The Company will be required to pay additional interest of up to 0.50% per annum for the first year, subject to some limitations, to the holders of the notes if it fails to comply with the obligations to register the Notes and ordinary shares represented by ADSs issuable upon conversion of the Notes or the registration statement does not become effective within the specified time periods. The Form F-3 was filed on May 18, 2011. As of December 31, 2012, management assessed that the likelihood of the Company having to make any additional interest payments under the arrangement is remote.

The Company has RMB as its functional currency, and the Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. Further, as the functional currency of the Company is RMB, the fair value of the Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss. In addition, all issuance costs associated with the Notes offering have been expensed as incurred in the year ended December 31, 2010.

Fair value of the Notes is determined using the binomial model, one of the option pricing methods. The valuation involves complex and subjective judgment and the Company’s best estimates of the probability of occurrence of future events, such as fundamental changes, on the valuation date. Under the binomial valuation model, the Group uses a weighted risk-free and risk interest rate (the combination of the risk free rate plus the credit spread for the underlying Notes) weighted by the probability of conversion as internally solved out by binomial model in discounting its cash flows. The main inputs to this model include the underlying share price, the expected share volatility, the expected dividend yield, the risk free and risk interest rate.

The estimated fair value of financial liability amounted to approximately RMB 971,693 (US$154,386) and RMB 1,056,209 (US$ 169,533) as of December 31, 2011 and 2012, respectively. In the year ended December 31, 2010, the Company recorded foreign exchange gain of RMB 6,848, loss from fair value change of the Notes of RMB 9,040, and one-time charge of issuance costs of RMB 42,559, respectively. In the years ended December 31, 2011 and December 31, 2012, the Company recorded foreign exchange gain of RMB 57,337 and RMB 2,583, and a gain(loss) from fair value change of RMB 198,547 and RMB (87,099), respectively.

(b) Interest rate swap transaction

In connection with the acquisition of Motel 168, the Company entered into a US$ 240 million US dollar denominated, 4-year term loan facility. This term loan carries floating interest at a rate per annum equal to one-month London Interbank Offered Rate (“LIBOR”) plus 3.9%. The Company entered into an interest rate swap contract on November 28, 2011 and updated the interest rate swap contract on 31 July, 2012. The notional principal amount of the outstanding interest rate swap contract at December 31, 2011 and December 31, 2012 was US$180 million and US$ 93 million due to the repayment of term loans during the year, and the fixed interest rate was 1.13%. The floating rate was with reference to three-month US dollar LIBOR.

The Company has accounted for this derivative financial instrument at fair value with the changes in fair value recorded in the consolidated statement of operations. The Company performs valuation of the derivative at each balance sheet date and records the change in fair value as non-operating income or loss.

Fair value of the financial liabilities is determined using the discounted cash flow method. Under this method, the value of the interest rate swap equals to the present value of the net position of its future cash flows as of each settlement date. The net position of the future cash flows as of each settlement date is determined by comparing the projected fixed cash outflows with the projected variable cash inflows. The projected fixed cash outflows are calculated based on the fixed interest rate established upon consummation of the initial swap contract. The projected variable cash inflows are calculated based on the estimated swap yield curve as of the measurement date, in respect that the interest rates swap is a fix-for-floating swap from the Company’s perspective. The net position of the future cash flows is then discounted by using the estimated swap yield curve rates.

In the years ended December 31, 2011 and December 31, 2012, total loss as a result of fair value measurement is approximately RMB 7,315 and RMB 6,665. For the year ended December 31, 2012, the Company made cash settlement of RMB 3,418 for purpose of reducing the principal amount that is associated with the interest rate swap arrangement due to the repayment of term loans during the year.

The Company elected to classify the cash flows related to the SWAP transaction in the financing section of its statement of cash flows as the underlying activities subject to the interest rate SWAP are financing arrangement in nature.

DEBT	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
DEBT
13.	DEBT

The Group’s borrowings consist of the following:

	2011	2012
Long-term debt, current portion	346,550	12,571
Long-term debt	1,165,666	735,404

Total	1,512,216	747,975

On September 26, 2011, the Group entered into a senior secured credit facility under which the Group can borrow up to USD 240 million. The proceeds of the borrowing should only be used for the acquisition of Motel 168. As of December 31, 2011, the Company had drawn down the full amount of the credit facility.

The interest rate of this borrowing is LIBOR plus 3.90% and total upfront fee is RMB 91,617. The weighted average interest rate for the borrowings was 4.22% and 4.43% for the years ended December 31, 2011 and December 31, 2012. The upfront fee is amortized and recorded as interest expenses during the loan period, which is four years.

In 2012, the Group repaid USD 121 million of this borrowing. The remaining principal amounts of the borrowing will be repaid in consecutive installments (each, an “Installment”) on each of the dates (each, an “Amortization Date”) and in the aggregate amounts set forth in the table below:

Date	Installment
July 31, 2014	US$	57,000,000
September 15, 2015	US$	60,000,000

Total	US$	117,000,000

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
14.	SHARE CAPITAL

As of December 31, 2011 and 2012, the authorized share capital of the Company was US$ 1,000,000, divided into 200,000,000 ordinary shares.

In July 2006, the Company issued 2,834,037 ordinary shares in a private placement to certain individuals including certain executives and directors of the Company, for RMB 62,918 or US$ 2.77 per share, pursuant to a financing arrangement agreed amongst the shareholders and the Company’s board of directors The issuance price per ordinary share of US$ 2.77 was lower than the fair value of the Company’s ordinary shares as of the date of the agreement and the difference of RMB 9,564 was recognized as share-based compensation expenses.

On October 31, 2006, upon the completion of the initial public offering, the Company issued 5,874,237 ADSs or 11,748,474 shares, which were priced at US$ 13.8 per ADS. Each ADS represents two ordinary shares. Total proceeds, net of issuance costs paid and payable from the offering, amounted to RMB 581,252. Upon completion of the Company’s initial public offering, all convertible preferred shares were automatically converted into 22,924,886 ordinary shares. The Company’s authorized shares became 200,000,000 shares of US$ 0.005 par value per ordinary share.

In May 2007, the Company completed a secondary offering, during which it issued 1,478,155 ADSs or 2,956,310 shares, which were priced at US$ 34.27 per ADS, or US$ 17.135 per share. Total proceeds, net of issuance costs paid and payable from the offering, amounted to RMB 370,379.

On October 22, 2007, the Company issued US$ 28,252 in equity, or 655,831 ordinary shares, to selling shareholders of Top Star hotel chain. The purchase price per ordinary share was set at US$ 21.539 or US$ 43.078 per ADS. Total proceeds, net of issuance costs from the issuance, amounted to RMB 106,022.

On May 21, 2009, the Company issued US$50,000 in equity, or 7,514,503 ordinary shares, to Ctrip.com International, Ltd. through a private placement. The purchase price per ordinary share is set at US$6.6538 or US$13.3076 per ADS. Total proceeds, net of issuance costs from the issuance, amounted to RMB 341,078.

On September 30, 2011, the Company issued US$105,008 in equity, or 8,149,616 ordinary shares, to selling shareholders of Motel 168. The purchase price per ordinary share was set at US$12.885 or US$25.77 per ADS. The total value amounted to RMB 667,314 (Note 6).

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
15.	SHARE BASED COMPENSATION

On February 28, 2003, the Company adopted a share option plan (“2003 Option Plan”) under which the directors of the Company may, at their discretion, grant options to acquire ordinary shares to any senior executives (including directors) and employees of the Company and/or its subsidiaries. Share options vest annually over a period of 4 years and once vested can be exercised within 5 years from the date of grant. The 2003 Option Plan provides for the issuance of options of the Company’s ordinary shares in the amount of up to 5% of total ordinary and preferred shares outstanding. On May 30, 2005, the Company adopted a board resolution to increase shares reserved under the share option plan to 6% of total ordinary and preferred shares outstanding. On March 30, 2006, the Company adopted a shareholder resolution to increase shares reserved for the share options plan to 9% of total ordinary and preferred shares outstanding. This represented 4,784,226 options based on the then outstanding ordinary shares, which have been fully issued.

On October 2, 2006, the Company adopted a share incentive plan (“2006 Share Incentive Plan”) under which the directors of the Company may, at their discretion, grant awards to employees, directors and consultants of the Company or any of our related entities, which include our subsidiaries or any entities in which the Company holds a substantial ownership interest. Such awards include 1) share options; 2) restricted shares, which represent non-transferable ordinary shares, that may be subject to forfeiture; 3) restricted share units, which represent the right to receive the Company’s ordinary shares at a specified date in the future, which may be subject to forfeiture; 4) share appreciation rights, which provide for payment to the grantee based upon increases in the price of our ordinary shares over a set base price; and 5) dividend equivalent right, which represent the value of the dividends per share that the Company pay. The term of an award shall not exceed 10 years from the date of the grant, except that 10 years is the maximum term of share option granted. The term of each award will be stated in the award agreement. According to the annual general meetings on November 3, 2009 and September 15, 2011, the shareholders approved increases in the number of ordinary shares that may be granted under the 2006 Share Incentive Plan. As of December 31, 2012, the maximum number of ordinary shares permitted to be issued pursuant to awards under the 2006 Share Incentive Plan is up to 15,062,194 options. The 2006 Share Incentive Plan will expire in 2016. The characteristics of the awards granted during 2006 under this plan are similar to the awards granted under the 2003 Option Plan.

In March 2008, the Company granted 1,093,200 share options to its employees and directors under the 2006 Share Incentive Plan, which had a grant date fair value of US$ 3.1826 per option.

The Company entered into an option cancellation and replacement (“modification”) agreement for all unvested options under the 2006 Share Incentive Plan as of October 27, 2008 and adjusted the exercise price to the then current market price of US$ 3.63. The Company modified 2,443,000 share options with an incremental value of US$ 1.2415, US$ 1.2601, US$ 1.2588 and US$ 0.9830 per option for 26/12/2006 program, 20/04/2007 program, 21/12/2007 program and 27/03/2008 program, respectively. The modification had an immaterial impact on 2008 stock compensation expense and will increase stock compensation expenses by US$ 4,628 thousand from 2009 to 2012.

On October 27, 2008, the Company granted 280,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 1.3942 per option.

On July 14, 2009 and October 30, 2009, the Company granted 1,416,000 and 220,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 3.2313 and US$ 6.4533 per option, respectively.

On March 19, 2010, June 21, 2010 and November 10, 2010, the Company granted 1,760,500, 120,000 and 109,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 8.1764, US$ 12.176 and US$ 11.594 per option, respectively.

On February 24, 2011 and November 9, 2011, the Company granted 1,919,000 and 317,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 8.0297 and US$ 7.4567 per option, respectively.

On February 15, 2012, March 1, 2012, March 12, 2012 and November 26, 2012, the Company granted 40,000, 18,000, 433,250 and 6,000 share options to its employees under the 2006 Share Incentive Plan, which had a average fair value of US$ 7.1999, US$ 7.2419, US$ 6.3474 and US$ 5.2423 per option, respectively.

The following summarizes the Company’s share option activity under the 2003 Option Plan and 2006 Share Incentive Plan as of and for the years ended December 31, 2010, 2011 and 2012:

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2010	5,196,132	US$	5.8839	3.5	US$	61.27
Granted	1,989,500	US$	16.8005
Exercised	(1,337,574)	US$	6.8249
Forfeited	(79,630)	US$	10.2435
Cancelled	(1,500)	US$	8.2183

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Vested and exercisable as of December 31, 2010	1,329,628	US$	5.1184	2.1	US$	20.43

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Granted	497,250	US$	13.6397
Exercised	(1,012,438)	US$	4.1641
Forfeited	(191,856)	US$	12.5589
Cancelled	(101,990)	US$	16.5634

Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Vested and exercisable as of December 31, 2012	2,924,886	US$	11.0185	1.89	US$	10.04

The aggregate intrinsic value represents the total intrinsic value based on the Company’s closing stock price of US$ 20.48, US$ 12.90 and US$ 14.45 per share as of December 31, 2010, 2011 and 2012, respectively.

The following is information relating to options outstanding as of December 31, 2012:

			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$3.6300	US$	3.6300	820,248	0.82	820,248	0.82
US$7.3300	US$	7.3300	902,150	1.53	579,900	1.53
US$13.290	US$	13.290	149,750	1.83	110,250	1.83
US$16.165	US$	16.165	1,575,488	2.21	767,238	2.21
US$20.515	US$	22.975	120,000	2.86	60,000	2.86
US$22.975	US$	22.975	107,000	2.86	53,500	2.86
US$16.355	US$	16.355	1,812,750	3.15	456,000	3.15
US$15.615	US$	15.615	311,000	3.85	77,750	3.85
US$15.275	US$	15.275	40,000	4.12	—	—
US$15.340	US$	15.340	6,000	4.16	—	—
US$13.430	US$	13.430	421,250	4.19	—	—
US$12.780	US$	12.780	6,000	4.88	—	—

			6,271,636		2,924,886

In connection with the share options granted during the years ended December 31, 2010, 2011 and 2012, the Company recognized share-based compensation expense of RMB 53,142, RMB 76,535 and RMB 79,084, respectively. As of December 31, 2012, there was RMB 112,387 of unrecognized share-based compensation cost related to unvested share options which is expected to be recognized over a weighted average period of 2.04 years.

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2010	2011	2012
Risk-free interest rate (1)	0.795% to 1.905%	0.5128% to 1.4348%	0.4418% to 0.5960%
Expected life (years) (2)	3 to 4.5	3.41 to 3.56	3.55 to 3.56
Expected dividend yield (3)	—	—	—
Expected Volatility (4)	67.32% to 68.92%	67.01% to 69.38%	56.50% to 66.08%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
(3)	The Company has no history or expectation of paying dividends on its ordinary shares.
(4)	For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company’s historical volatility for a period equivalent to the expected term preceding the grant date.

In 2012, the Company granted 1,055,940 restricted share units (“RSU”) to employees under Share Incentive Plan, which vest annually over a period of 4 years since grant date. The total share-based compensation cost amounted to RMB 13,828 for the year ended December 31, 2012. As of December 31, 2012, there was RMB 66,663 unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 3.28 years. Total unrecognized compensation cost may be adjusted for further changes in estimated forfeitures.

The following summarizes the Company’s RSU activities as of and for the year ended December 31, 2012:

	RSUs	Weighted Average Exercise Price (US$)		Weighted-average remaining contractual life (years)

Outstanding as of January 1, 2012	—		—	—
Granted	1,055,940	US$	13.4705
Exercised	—		—
Forfeited	(88,666)	US$	13.4552
Cancelled	—		—

Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26
Vested and exercisable as of December 31, 2012	—		—

The following is information relating to options outstanding as of December 31, 2012:

			Outstanding		Exercisable
Grant price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$15.275	US$	15.275	40,000	4.12	—	—
US$15.340	US$	15.340	6,000	4.16	—	—
US$13.430	US$	13.430	821,350	4.19	—	—
US$12.780	US$	12.780	99,924	4.88	—	—

			967,274		—

In July 2012, the Board of Directors of Yitel Hotel Management (Hong Kong) Limited (“Yitel”) passed a resolution to adopt Stock Option Plan (“the Yitel Option Plan”) that provides for the granting of options to key employees of Yitel to acquire ordinary shares of Yitel at a US$ 0.1 exercise price as determined by the Administrator or the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 14,862,000 ordinary shares for the issuance under the Yitel Option Plan.

The Company granted the Yitel share options containing an exercise price denominated in US$, which is not the functional currency of Yitel. Thus, those share options are accounted for as liability awards that are remeasured at fair value with changes recognized in the consolidated statements of operations. Total compensation cost in connection with Yitel hotel’s options was RMB 464 for the year ended December 31, 2012. Total liability balance associated with the awards, which was recorded as other liability, was RMB 464 as of December 31, 2012

The weighted average fair value of each option for employees was US$0.05 and US$ 0.06 at the grant-date and as of December 31, 2012, respectively. There was no income tax benefit recognized in the statements of operations for share-based compensation plans in the year ended December 31, 2012.

Under ASC 718, the Company applied the Black-Scholes option pricing model in determining the fair value of options granted. The assumptions used to value share-based compensation awards are presented as follows:

As at grant date
Expected volatility (%)	45% to 56%
Expected dividend yield (%)	—
Expected term (years)	5.5 to 7
Risk-free interest rate (per annum) (%)	0.79% to 1.12%

The Company calculated the estimated fair value of the liability awards at December 31, 2012 using the Black-Scholes option pricing model with the following assumptions:

As at December 31, 2012
Expected volatility (%)	46% to 54%
Expected dividend yield (%)	—
Expected term (years)	5 to 6.5
Risk-free interest rate (per annum) (%)	0.75% to 1.11%

The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the timing of the expected public offering, the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese Government bonds for the term approximating the expected life of award at the time of grant.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
16.	EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	2010	2011	2012
Numerator:
Net income/(loss) available to ordinary shareholders	359,499	351,531	(26,776)

Dilutive effect of issuance and buy-back of convertible bonds	(1,418)	(845)	—
Dilutive effect of issuance of convertible notes	—	(232,278)	—

Net income/(loss) for diluted earnings	358,081	118,408	(26,776)

Denominator:
Denominator for basic earnings per share – weighted average ordinary shares outstanding	80,846,617	84,221,665	90,804,777
Dilutive effect of share options	2,847,416	1,951,850	—
Dilutive effect of convertible bonds	1,053,069	671,670	—

Dilutive effect of convertible notes	—	7,454,208	—

Denominator for diluted earnings per share	84,747,102	94,299,393	90,804,777

Basic earnings per share	4.45	4.17	(0.29)

Diluted earnings per share	4.23	1.26	(0.29)

For the year ended December 31, 2010, outstanding stock options of 290,914 shares and 224,647 ordinary shares issuable upon the conversion of convertible notes were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2011, outstanding stock options of 1,254,933 shares were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2011, dilutive effect of issuance of convertible notes included gain on change in fair value of 198,547, foreign exchange gain on convertible notes of 57,337 and related interest expenses of 23,606.

For the year ended December 31, 2012, outstanding stock options of 1,382,531 shares and 7,454,208 ordinary shares issuable upon the conversion of convertible notes were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

Nature of related parties:	Relationship with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns	A subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Non controlling interests of subsidiary
Sun Yan	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Non controlling interests of subsidiary

Transactions with related parties:

	2010	2011	2012
Agency fees paid to Ctrip.com International, Ltd.	18,191	17,661	35,932
Rental fees paid to Jian Guo Inns	2,800	2,800	2,050

Some of our customers book our hotel rooms through Ctrip.com International, Ltd. and we pay agency fees to Ctrip.com International, Ltd. for such bookings. Agency fees paid to Ctrip.com International, Ltd. for the years ended December 31, 2010, 2011 and 2012 are presented as above.

Jian Guo Inns has been the lessor of certain leased-and-operated hotels in our chain. Total rental fees paid to Jian Guo Inns for the years ended December 31, 2010, 2011 and 2012 are presented as above.

As of December 31, significant balances with related parties are as follows:

Due from related parties:

	2011	2012
Shanghai Xin Zhi Trading Co., Ltd.	2,408	2,457
Fujian Yun Tong Co., Ltd.	1,596	1,766
Shanghai Dinuo Co., Ltd.	1,425	1,425
Sun Yan	950	950
Xiamen Shuiwu Co., Ltd.	—	220

	6,379	6,818

The amount due from all the related parities represented the advance payment for dividends.

Due to related parties:

	2011	2012
Ctrip.com International, Ltd.	2,557	3,798
Xiamen Shuiwu Co., Ltd.	240	—

	2,797	3,798

The amounts due from and due to related parties as of December 31, 2011 and 2012 mainly arose from the above transactions and payments made by the Company and related parties on behalf of each other. These amounts are not collateralized, free of interest and receivable or payable on demand.

OBLIGATIONS UNDER FINANCE LEASES	12 Months Ended
Dec. 31, 2012
OBLIGATIONS UNDER FINANCE LEASES [Abstract]
OBLIGATIONS UNDER FINANCE LEASES
18.	OBLIGATIONS UNDER FINANCE LEASES

The Company has entered into finance leases for certain electronic equipment with 3-year payment terms. The following is an analysis of the leased property under finance lease:

December 31, 2012
Electronic equipment	19,696
Less: Accumulated depreciation	(7,112)

Total	12,584

The following is a schedule of future minimum lease payments under finance leases together with the present value of the net minimum lease payments as of December 31, 2012:

December 31, 2012

2013	7,233
2014	1,407
Total minimum lease payments	8,640

Less: Amount representing interest	(360)

Present value of net minimum lease payments	8,280

Analysis as:
Current	6,660
Non Current	1,620

8,280

The above finance lease obligations are included in finance lease liabilities in the balance sheet.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of December 31, 2012, the Group’s commitments related to the construction of headquarter located in Wujiang, leasehold improvements, and installation of machinery and equipment for the hotel operations amounted to RMB 552,772.

(b)	Commitments under operating leases

The Group has entered into lease agreements relating to leased-and-operated hotels that are classified as operating leases.

Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total

2013	1,800	1,542,030	1,543,830
2014	1,800	1,578,790	1,580,590
2015	1,800	1,589,995	1,591,795
2016	1,650	1,588,628	1,590,278
2017	500	1,579,378	1,579,878
Thereafter	—	9,836,147	9,836,147

Total	7,550	17,714,968	17,722,518

Rental expenses amounted to RMB 644,248, RMB 937,145 and RMB 1,489,333 during the years ended December 31, 2010, 2011 and 2012, respectively.

(c)	Contingencies

As of December 31, 2012 the Group had no significant outstanding contingencies that are likely to have a material impact on our financial condition, results of operations, liquidity or cash flows.

ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I
20.	ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

The separate financial statements of the Company as presented below have been prepared in accordance Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate balance sheets of the Company as ‘Investments in subsidiaries.” The Company was incorporated in May 2006 and immediately became the parent company of Home Inns & Hotels Management (Hong Kong) Limited and its operating subsidiaries. The financial statements have been prepared as if the Company had been in existence since January 1, 2006. Subsidiaries income or loss is included as the Company’s “Share of income from subsidiaries” on the statements of operations. The subsidiaries did not pay any dividend to the Company for the periods presented.

The Company did not have any significant commitments or guarantees as of December 31, 2011 and 2012.

	2010	2011	2012	2012
				US$ thousands (Note 2(d))
Statements of operations

Net revenues	—	—	—	—
Operating expenses	(3,590)	(61,783)	(7,901)	(1,268)

Loss from operations	(3,590)	(61,783)	(7,901)	(1,268)
Share of income from subsidiaries	416,760	239,217	190,404	30,562
Interest income	90	8,095	889	143
Interest expense	(1,730)	(45,945)	(118,515)	(19,023)
Issuance costs for convertible notes	(42,559)	—	—	—
(Loss)/gain on change in fair value of convertible notes	(9,040)	198,547	(87,099)	(13,980)
Foreign exchange (loss)/gain	(2,912)	19,194	1,969	316
Gain on buy-back of convertible bonds	2,480	1,521	—	—
Non-operating expenses	—	(7,315)	(6,665)	(1,070)

Income before income tax expense	359,499	351,531	(26,918)	(4,320)

Income tax expense	—	—	—	—
Net income/(loss)	359,499	351,531	(26,918)	(4,320)

	2011	2012	2012
			US$ thousands (Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	181,581	45,700	7,335
Restricted cash	202,323	205,731	33,022
Receivables from related parties	241	87	14
Prepayments and other current assets	1,036	3,786	608

Total current assets	385,181	255,304	40,979

Investments in subsidiaries (a)	6,154,925	5,639,123	905,142
Other assets	85,891	42,831	6,875

Total assets	6,625,997	5,937,258	952,996

Liabilities
Current liabilities
Short-term loans	346,550	12,571	2,018
Convertible bonds	113,051	—	—
Other payables and accruals	156,418	165,111	26,502

Total current liabilities	616,019	177,682	28,520

Non-current liabilities
Long-term loans	1,165,666	735,404	118,040
Financial liability	979,008	1,066,771	171,229

Total liabilities	2,760,693	1,979,857	317,789

Shareholders’ equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 90,659,882 and 91,672,320 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	3,542	3,574	574
Additional paid-in capital	2,683,923	2,802,905	449,897
Retained earnings	1,177,839	1,150,922	184,736

Total shareholders’ equity	3,865,304	3,957,401	635,207

Total liabilities and shareholders’ equity	6,625,997	5,937,258	952,996

(a)	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries.

	2010	2011	2012	2012
				US$ thousands (Note 2(d))
Statements of Cash flows:

Cash flows from operating activities:
Net income/(loss)	359,499	351,531	(26,918)	(4,320)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	—	5,726	43,060	6,912
Share of income from subsidiaries	(416,760)	(239,217)	(190,404)	(30,562)
Interest expense	1,730	—	—	—
Foreign exchange loss/(gain)	2,912	(19,194)	(1,969)	(316)
Gain on buy-back of convertible bonds	(2,480)	(1,521)	—	—
Issuance costs for convertible notes	42,559	—	—	—
Loss/(gain) on change in fair value of convertible notes	9,040	(198,547)	87,099	13,980
Loss from fair value change of interest rate swap transaction	—	7,315	6,665	1,070
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in receivables from related parties	—	(241)	154	25
(Increase)/decrease in prepayments and other current assets	(205)	540	(2,750)	(441)
Increase/(decrease) in payables to related parties	97,248	(163,258)	—	—
(Decrease)/increase in other payables and accruals	(673)	(4,630)	6,444	1,034

Net cash provided by/(used in) operating activities	92,870	(261,496)	(78,619)	(12,618)

Cash flows from investing activities:
Cash paid to restricted cash
– escrow account and interest reserve account	—	(202,323)	(3,703)	(594)
Cash paid for the acquisition of Motel 168	—	(2,031,421)	—	—
Investments in subsidiaries	(47,951)	(53,319)	—	—
Dividend received from subsidiaries	—	—	798,605	128,184

Cash flows (used in)/ provided by investing activities:	(47,951)	(2,287,063)	794,902	127,590

Cash flows from financing activities:
Proceeds from share option exercise	63,644	28,173	26,615	4,272
Buy-back of convertible bonds	(75,687)	(45,507)	—	—
Net proceeds from issuance of convertible notes	1,188,823	—	—	—
Repayment of convertible bonds	—	—	(111,945)	(17,968)
Proceeds from loans	—	1,525,176	—	—
Repayment of loans	—	—	(760,949)	(122,141)
Cash settlement of interest swap transaction	—	—	(3,418)	(549)
Payment for upfront fee of loan	—	(91,617)	—	—

Net cash provided by/(used in) financing activities	1,176,780	1,416,225	(849,697)	(136,386)

Effect of foreign exchange rate changes on cash and cash equivalents	(9,761)	(52,334)	(2,467)	(397)

Net increase/(decrease) in cash and cash equivalents	1,211,938	(1,184,668)	(135,881)	(21,811)
Cash and cash equivalents, beginning of year	154,311	1,366,249	181,581	29,146

Cash and cash equivalents, end of the year	1,366,249	181,581	45,700	7,335

Supplemental disclosure of cash flow information
Cash paid during the year for interest	—	(33,848)	(77,706)	(12,473)

Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	—	143,728	—	—
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company	127,000	—	—	—
Issuance of ordinary shares related to the acquisition of Motel 168	—	667,314	—	—

PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s financial statements mainly include assumptions used in the computation of share-based compensation, allowance for doubtful accounts, assumption of redemption rate utilized in customer loyalty program, assumptions and inputs used in fair value measurement of financial liabilities, assumptions used to measure impairment of long-lived assets, intangible asset with indefinite life and goodwill, useful lives of long-lived assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, and valuation allowance of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

As of December 31, 2012, the Group’s current liabilities exceeded its current assets by approximately RMB 474.5 million. As of December 31, 2012, the Group’ credit facilities was RMB 600 million and these facilities are available to be drawn down if needed. The Group believes that by closely monitoring and appropriately allocating its cash resources, together with drawing down the above credit facilitates, if needed, it is able to maintain a sufficient cash position and liquidity status in the foreseeable future.

Basis of consolidation and accounting for investments

b. Basis of consolidation and accounting for investments

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Accounting Standards Codification (“ASC”) 810 “Consolidation”, which provides guidance on the identification of and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity.

Prior to January 1, 2011, certain entities were considered variable interest entities because the equity at risk of each entity was not sufficient to finance its intended activities without additional financial support. The Company was considered the primary beneficiary of these entities because it had a controlling financial interest and was the primary beneficiary of these VIEs as it had both the power to direct the activities of the VIEs that most significantly impacted the VIEs’ economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs. Accordingly, the financial statements of the following VIEs were consolidated into the Company’s financial statements since their respective date of establishment/acquisition prior to January 1, 2011:

Name of VIE	The Company’s ownership interest
Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

The total registered capital of the six VIEs was RMB 6,010 as of December 31, 2010. The total net assets of the consolidated VIEs were RMB 26,262 as of December 31, 2010. The total net income of the six VIE was RMB 16,257 in the year ended December 31, 2010. Management monitors the regulatory risk associated with these contractual arrangements. There were no consolidated VIE assets that were collateral for the VIE obligations and which could only be used to settle the VIE’s obligations. Creditors of the VIE had no recourse to the general credit of Home Inns & Hotels Management (Shanghai) Co., Ltd., which was the primary beneficiary of the VIEs.

In 2011, the Company has determined that the six VIE entities were no longer considered variable interest entities effective for the year ended December 31, 2011. As the Group has majority legal ownership in these entities, it continues to consolidate these entities. The reconsideration event did not have any impact on the Company’s consolidated financial statements.

The Company evaluates its business relationships such as those with franchisees to identify potential variable interest entities. Generally, these businesses qualify for the business scope exception under the consolidation guidance. Therefore, the Company has concluded that consolidation of any such entities is not appropriate for the periods.

Foreign currencies

c. Foreign currencies

The Group’s functional currency and reporting currency is Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Convenience translation

d. Convenience translation

Translations of balances in the statements of operations, balance sheet and statement of cash flows from RMB into United States dollars (“US$”) as of and for the year ended December 31, 2012 are solely for the convenience of the reader and were calculated at the rate of US$ 1.00 = RMB 6.2301, on December 31, 2012, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Cash and cash equivalents

e. Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and liquid investment which are unrestricted as to withdrawal or use, and which have original maturities of three months or less that are placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2011 included US$ 52,747 thousand and HK$ 0.1 thousand. Cash and cash equivalents balance as of December 31, 2012 included US$ 41,524 thousand and HK$ 0.1 thousand.

Restricted cash

f. Restricted cash

Restricted cash consists of cash proceeds from the exercise of share options by the Company’s employees which are yet to be transmitted to them, cash reserved in specific interests reserve account (“IRA”) for term loans which will be repaid in 6 months, and cash deposited in an escrow account for the settlement of the outstanding purchase consideration of Motel 168 acquisition.

Allowance for doubtful accounts

g. Allowance for doubtful accounts

Provision is made against receivables to the extent collection is considered to be doubtful. Accounts receivable and other receivables in the balance sheet are stated net of such provision, if any. For the years ended December 31, 2011 and 2012, the allowance for doubtful accounts was RMB 295 and nil, respectively.

Consumables

h. Consumables

The Group purchases consumables for the operation of leased-and-operated hotels. Consumables include fabrics, such as towels and beddings, which need to be renewed periodically. Consumables are amortized over their useful lives, generally one year or less, from the time they are put into use and are stated at purchase price less accumulated amortization.

Property and equipment, net

i. Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization and impairment losses, if any. The cost of property and equipment comprises its purchase price and any directly attributable costs, including interest cost during the period the asset is brought to its working condition and location for its intended use.

Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to property and equipment and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the statements of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Fair value measurement

j. Fair value measurement

The Company adopted Accounting Standard Codification (“ASC”) 820 “Fair value measurements and disclosures” on January 1, 2008. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

The Company measures the fair value of financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are nor active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

The following table presents information about the Group’s financial liabilities classified as Level 3 as of December 31, 2012 and December 31, 2011.

	Balance as of December 31, 2012
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,056,209	—	—	1,056,209
Interest rate swap transaction	10,562	—	—	10,562

Total financial liability, non-current	1,066,771	—	—	1,066,771

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

A summary of changes in Level 3 financial liabilities for the year ended December 31, 2012 was as follows:

Balance at December 31, 2011	979,008
Add: Unrealized loss – change in fair value in convertible notes (note 12)	87,099
Less: foreign exchange gains in convertible notes (note 12)	(2,583)
Add: Loss arising from change in fair value in interest rate swap transaction (note 12)	6,665
Less: Cash settlement of swap transaction (note 12)	(3,418)

Balance at December 31, 2012	1,066,771

Fair value of financial instruments

k. Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, receivables, payables, accruals, term loans, convertible bonds and financial liability. Carrying values of cash and cash equivalents, restricted cash, receivables, payables, and accruals approximate their estimated fair values due to the short-term nature of these financial instruments. The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities. Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11). Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).

The following table presents information about the composition of the Group’s financial instruments and the relevant fair value considerations.

Items	Fair value consideration

Cash and cash equivalents	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Restricted cash
Receivables
Payables
Accruals

Term loans	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities.

Convertible bonds	Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11)

Financial liability	Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).

Business combinations

l. Business combinations

U.S. GAAP requires that business combinations be accounted for under the acquisition purchase method. From January 1, 2009, the group adopted ASC 805 “Business Combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the entity acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Jointly controlled entity

m. Jointly controlled entity

Investment in a jointly controlled entity is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under this method, the Group’s income (loss) from investment is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Group and the jointly controlled entity are eliminated to the extent of the Group’s interest in the jointly controlled entity, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the jointly controlled entity equals or exceeds its interest in the jointly controlled entity, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the jointly controlled entity.

The Group reviews its investment in the jointly controlled entity to determine whether a decline in fair value below the carrying value is other than temporary at period end. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry-specific or investee-specific reasons, and changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. There were no impairment losses for its investment in the jointly controlled entity in the years ended December 31, 2011 and 2012.

Goodwill

n. Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized, but rather is tested for impairment at least annually. The guidance requires that a two-step impairment test be performed annually or whenever events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The first step of the test for impairment compares the book value of the Group’s reporting unit under which goodwill is recorded to its estimated fair value. The second step of the goodwill impairment test, which is only required when the net book value of the reporting unit exceeds the fair value, measures the impairment as the difference between the implied fair value of goodwill and its book value. No impairment of goodwill was recognized for the years ended December 31, 2010, 2011 and 2012.

Intangible assets, net

o. Intangible assets, net

Intangible assets consist primarily of intangible assets acquired in business combinations and software purchased from third parties. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand, favorable lease agreements and certain franchise agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition.

Except brand, intangible assets arising from business combinations are amortized on a straight-line base over the remaining operating lease term, the franchise agreement term, or estimated life of customer relationship. The estimated useful lives of amortized intangibles are reassessed if circumstances occur that indicate the useful lives have changed.

The trademarked Motel 168 brand was registered in PRC China with remaining legal life of 6 years and can be renewed with minimal costs. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. The Group evaluates indefinite-lived intangible asset each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment. ASC 350 “Intangibles – Goodwill and Other,” provides that intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment.

Purchased software is stated at cost less accumulated amortization and impairment, if any, and is amortized on the straight-line basis over its estimated useful life of 5 years.

No impairment of intangible assets was recognized for the years ended December 31, 2010, 2011 and 2012.

Impairment of long-lived assets and definite-lived intangible assets

p. Impairment of long-lived assets and definite-lived intangible assets

Long-lived assets and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of long-lived assets and definite-lived intangible assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized. The impairment losses on property and equipment recognized for the years ended December 31, 2010, 2011 and 2012 were nil, RMB 1,705 and RMB 12,641, respectively.

Employee benefits

q. Employee benefits

The employees of the Group’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations and make contributions to the government-sponsored plans out of the amounts accrued. Employee benefits expense was RMB 103,292, RMB 180,145 and RMB 215,251 for the years ended December 31, 2010, 2011 and 2012, respectively. Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in the balance sheets were RMB 12,524 and RMB 11,913 for the years ended December 31, 2011 and 2012, respectively.

Accruals for customer reward program

r. Accruals for customer reward program

The Group invites its customers to participate in a customer reward program. Prior to November 14, 2004, membership was free of charge. A one-time membership fee was charged after that date for new members. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly.

Prior to the second quarter of 2011, the Group did not apply redemption rates to the estimation on reward cost due to limited history in its customer reward program. With sufficient historical information and accumulated knowledge on reward points redemption and expiration, the Group has applied a historical redemption rate of 20% prospectively in estimating the costs of reward points since April 1, 2011. After the acquisition of Motel 168, the terms under the Motel 168’s customer reward program have been updated to conform to that of Home Inns’ customer reward program. The Group reassesses the redemption rate at each period end to ensure that the estimate of redemption rate is reasonable.

As of December 31, 2011 and 2012, the accruals for customer reward program amounted to RMB 5,211 and RMB 5,499, respectively, based on the estimated liabilities under the customer reward program.

Deferred Revenue

s. Deferred Revenue

Deferred revenue generally consists of advances received from customers for room stays, initial franchise fees received prior to the Group fulfilling its commitments to the franchisee, and cash received from sale of membership programs. Non-current portion of deferred revenue represents cash received from initial franchise fees and sales of membership program, which is recognized after one year from the balance sheet date.

Revenue recognition

t. Revenue recognition

Revenues from leased-and-operated hotels represent primarily room rentals and food and beverage sales from the leased-and-operated hotels. Such revenues are recognized when goods are delivered and services are provided.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial franchise fee and (ii) on-going management and service fees based on a percentage of revenue which approximates 3% to 6% of the room revenues of the franchised hotels. The franchise fee is an initial one-time fee. For the franchise agreements signed under Home Inns brand, Yitel brand and Motel 168 brand after its acquisition by the Group, the franchise fee is recognized as revenue when the franchised hotel opens for business, becomes non-refundable, and the group has fulfilled all its commitments and obligations including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. For the franchise agreements signed under Motel 168 brand prior to its acquisition by the Group, the franchise fee is recorded as deferred revenue when cash is received and recognized as revenue during the franchising period which usually is 5 years as the franchisees have the refund right which elapses proportionally within 5 years. On-going management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. Other revenues generated from franchise agreements include system maintenance and support fee and central reservation system usage fee, which are recognized when services are provided.

Prior to the second quarter of 2011, revenue from one-time membership fees was deferred when received and was recognized when membership records show no activity after a year. With sufficient historical information and accumulative knowledge on membership activity pattern, the Group estimated that average life of members is approximately two years. Therefore, the change in accounting estimate is applied prospectively, and revenue from one-time membership fees has been recognized over two years on a straight line basis since April 1, 2011. For the years ended December 31, 2010, 2011 and 2012, the Group recognized revenue of RMB 33,846, RMB 79,367 and RMB 172,148 from one-time membership fees, respectively.

The Group continues to monitor the membership activity pattern and reassess average life of members at each period end to ensure estimate of revenue recognition period is reasonable.

Business tax and related surcharge

u. Business tax and related surcharge

The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on turnover at a total approximate rate of 5.6% and is recorded as a reduction of revenues.

Leased-and-operated hotel costs

v. Leased-and-operated hotel costs

Leased-and-operated hotel costs include all direct costs incurred in the operation of the leased-and-operated hotels and consist primarily of property rentals and related expenses, utility costs, personnel compensation, amortization of guest room consumables, amortization of leasehold improvements, depreciation of equipment, amortization of consumables costs, food and beverage.

Sales and marketing expenses

w. Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising related expenses, expenses associated with the Group’s membership reward program, payroll and related compensation for the Group’s sales and marketing personnel and entertainment expenses relating to marketing activities. Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the statements of operations as incurred and amounted to RMB 11,361, RMB 21,944 and RMB 24,068 for the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based compensation

x. Share-based compensation

The Group accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation – Stock Compensation”. It requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Group uses the Black-Scholes option pricing model to determine the fair value of stock options. The requisite service period is the vesting period, which is generally 4 years. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

A subsidiary of the Company grants share options which contained an exercise price denominated in US$. The Group determined it should account for the U.S. dollar denominated share options granted to employees and directors of the subsidiary as liability awards as the Company’s functional currency is RMB and the underlying shares denominated in U.S. dollar has not been publicly traded. All grants of share-based awards to employees and directors classified as liability are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods.

Leases

y. Leases

The Company leases certain property and equipment.

Leases of property and equipment are classified as operating leases when substantially all the risks and rewards of ownership of assets remain with the lessor. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.

Leases of property and equipment are classified as finance leases when the Company has substantially all the risks and rewards of ownership. Finance leases are capitalized at the lease’s commencement at the lower of the fair value of the leased property and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in finance lease liabilities. The interest element of the finance cost is charged to the statements of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property and equipment acquired under finance leases are depreciated over the lease term if the lease does not meet the transfer of ownership criterion or the bargain purchase option criterion. If the lease meets either the transfer of ownership criterion or the bargain purchase option criterion, then the related assets are depreciated over the useful life of the asset.

Fixed assets capitalized under finance leases are depreciated in accordance with the Group’s policy for the depreciation of fixed assets.

Borrowing costs

z. Borrowing costs

Interests incurred in connection with term loan used for acquisition of Motel 168 are expensed as incurred. The upfront fee incurred in connection with the term loan are amortized and recorded as interest expenses over the loan period (Refer to Note 13).

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. For the years ended December 31, 2010, 2011 and 2012, there was no capitalized interest cost.

Pre-operating expenditure

aa. Pre-operating expenditure

Pre-operating expenditure represents start-up costs, other than amounts capitalized as leasehold improvements, for leased-and-operated hotels are charged to the consolidated statements of operations in the period in which it is incurred.

Taxation

ab. Taxation

The provision for income taxes is based on the income and expense amounts recorded in our consolidated statements of operations. Income tax expenses are recorded using the liability method. Deferred tax assets or liabilities are recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. Deferred tax assets and liabilities are recognized and measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in statements of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the amount of deferred tax assets if it is considered more likely than not that such assets will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is greater than 50% likely to be realized upon settlement. As of December 31, 2011 and 2012, there were no uncertain tax positions.

Non-operating income

ac. Non-operating income

Other non-operating income primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2010, 2011 and 2012, the Group received financial subsidies of RMB 14,903, RMB 22,356 and RMB 43,248, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other non-operating income when received as there is no additional condition attached to the subsidies.

Statutory reserves

ad. Statutory reserves

The Group’s subsidiaries incorporated in the PRC are required to set aside 10% of their net income, after offsetting accumulated losses from prior years, and before profit distributions to the investors, as reported in its statutory accounts on an annual basis to the Statutory Surplus Reserve Fund. Once the total Statutory Surplus Reserve Fund reaches 50% of the registered capital of the respective subsidiaries, further appropriations are discretionary. The Statutory Surplus Reserve Fund can be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The Group’s Statutory Surplus Reserve Fund is not distributable to shareholders except in the event of liquidation.

Appropriations to the Statutory Surplus Reserve Fund are accounted for as a transfer from retained earnings to statutory reserves. During the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations to these statutory reserves of RMB 26,523, RMB 31,749 and RMB 32,695, respectively. During the year ended December 31, 2012, the Group made a reversal of RMB 141 from the statutory reserve to retained earnings due to disposal of a subsidiary. No reversal of the statutory reserve was made in the year ended December 31, 2011.

Dividends

ae. Dividends

Dividends are recognized when declared. The Group has not declared or paid any dividends to its shareholders except for the noncontrolling interests.

Current PRC regulations permit PRC companies to pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (Note 2(ad)). Restricted net assets of the Company’s PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were RMB 3,269,349 as of December 31, 2012. In addition to the typical statutory reserves of the Company’s PRC subsidiaries, the restricted net assets also includes RMB 3,110,933 paid in capital.

Earnings per share

af. Earnings per share

In accordance with ASC 260 “Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. The Company’s convertible bonds issued in 2007 and convertible notes issued in 2010 are not participating securities because the terms of the agreements do not provide any participating rights to the holders before conversion. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the monetary effect of instruments that are dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible bonds and convertible notes (using the if-converted method) the vesting of restricted stock and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Segment reporting

ag. Segment reporting

The Company follows “Disclosures about Segment of an Enterprise and Related Information” for its segment reporting. The Group operates and manages its business as a single segment. The Company’s chief operation decision-maker (“CODM”) reviews operating results to make decision about allocating resources and assessing performance for the entire company.

The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

Recent accounting pronouncements

ah. Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the Company does not expect the adoption of this standard to have a material impact on the Group’s financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment”. The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The adoption of this Update beginning on December 31, 2012 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”. This update provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this update is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. This update should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the Update’s scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this Update) and should disclose that fact. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”. This update provides that when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this update clarify that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity (that is, irrespective of any retained investment) and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. This update is effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

Certain risks and concentration

ai. Certain risks and concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of December 31, 2011 and 2012, substantially all of the Company’s cash was held in major financial institutions located in the PRC, Hong Kong and the United States of America, which management considers being of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents and long term time deposit are financially sound based on public available information.

Accounts receivable are typically not collateralized and are denominated in RMB, and are derived from revenues earned from operations arising in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2010, 2011 and 2012. No individual customer accounted for more than 10% of accounts receivable at December 31, 2011 and 2012.

Commitments and Contingencies

aj. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Company's Ownership Interest in VIEs

Name of VIE	The Company’s ownership interest
Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

Expected Useful Lives of Property and Equipment

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Group's Financial Liabilities Classified as Level 3

	Balance as of December 31, 2012
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,056,209	—	—	1,056,209
Interest rate swap transaction	10,562	—	—	10,562

Total financial liability, non-current	1,066,771	—	—	1,066,771

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

Summary of Changes in Level 3 Financial Liabilities

Balance at December 31, 2011	979,008
Add: Unrealized loss – change in fair value in convertible notes (note 12)	87,099
Less: foreign exchange gains in convertible notes (note 12)	(2,583)
Add: Loss arising from change in fair value in interest rate swap transaction (note 12)	6,665
Less: Cash settlement of swap transaction (note 12)	(3,418)

Balance at December 31, 2012	1,066,771

Composition of Financial Instruments and Relevant Fair Value Considerations

Items	Fair value consideration

Cash and cash equivalents	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Restricted cash
Receivables
Payables
Accruals

Term loans	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities.

Convertible bonds	Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11)

Financial liability	Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Components of Prepayments and Other Current Assets

	2011	2012
Prepayment for utility and telecom expenses	31,645	47,460
Prepayment for rental expenses	28,748	46,057
Employee advances	10,076	11,694
Proceeds receivable from disposal of a subsidiary	12,418	10,919
Deposits for utility expenses	9,772	9,187
Prepayment for advertisement, consultation and insurance	5,778	5,012
Interest receivable	7,047	100
Other current assets	32,403	42,105

Total	137,887	172,534

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Current and Deferred Portion of Income Tax Expense

	2010	2011	2012
Current income tax expenses	133,180	185,001	235,594
Deferred income tax provision/(benefit)	6,789	(15,559)	(99,289)

Income tax expenses	139,969	169,442	136,305

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate

	2010	2011	2012
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3%)	(3%)	(1%)
Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax (a)	5%	2%	68%
Permanent difference for non-deductible expenses	1%	1%	7%
Withholding tax on earnings no longer considered indefinitely reinvested	—	7%	21%

Effective CIT rate	28%	32%	120%

(a)	Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 21% as a result of permanent difference arising from the share base compensation expenses (2011: 4%, 2010: 3%); (ii) a rate of 26% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2011:2%, 2010: nil); (iii) a rate of 19% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2011: (9%), 2010: nil).

Deferred Tax Assets and Liabilities

	2011	2012
Deferred tax assets, current:
Tax loss carry forwards	21,269	17,547
Deductible temporary differences related to:
-rental expenses	3,009	3,888
-pre-operating expenses	8,886	5,618
-deferred revenue, current	42,670	43,075
-accruals for customer reward program	915	1,003
-others	12,154	16,411
Valuation allowance	(13,457)	(7,173)

	75,446	80,369

Deferred tax assets, non-current:
Tax loss carry forwards	101,649	158,124
Deductible temporary differences related to:
-rental expenses	185,448	213,389
-pre-operating expenses	16,100	8,898
-deferred revenue, non current	15,331	8,715
-unfavorable lease related to acquisitions	98,188	91,751
-Impairment loss of property and equipment	39,499	42,643
-others	1,190	3,051
Valuation allowance	(257,640)	(215,809)

	199,765	310,762

Total deferred tax assets	275,211	391,131

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	38,313	29,439

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	282,638	273,986
Other taxable temporary differences	12,090	14,335

	294,728	288,321

Total deferred tax liabilities	333,041	317,760

Aggregate Amount and Per Share Effect of Tax Holidays

	For the years ended December 31,
	2010	2011	2012
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	13,851	14,505	354
Basic ordinary share effect	0.17	0.17	0.004
Diluted ordinary share effect	0.16	0.15	0.004

INVESTMENT IN JOINTLY CONTROLLED ENTITY (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN JOINTLY CONTROLLED ENTITY [Abstract]
Components of Investment in Jointly Controlled Entity

	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At October 1, 2011	500	10,000	10,500	(1,346)	9,154
Share of loss	—	—	—	(853)	(853)

At December 31, 2011	500	10,000	10,500	(2,199)	8,301

Share of loss	—	—	—	(1,676)	(1,676)

At December 31, 2012	500	10,000	10,500	(3,875)	6,625

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION [Abstract]
Allocation of Purchase Price

Fair value of net tangible assets acquired	559,267
Intangible assets-favorable lease	399,193
Intangible assets-customer relationship	6,990
Intangible assets-franchise agreement	48,770
Intangible assets-brand	684,300
Unfavorable lease liability	(392,608)
Goodwill	1,806,846
Net deferred tax liability, non-current	(243,713)

Total purchase price	2,869,045

Pro Forma Financial Information

(in RMB)	2010	2011
	(unaudited)	(unaudited)

Net revenues	4,599,322	4,753,563
Income from operations	635,700	290,302
Net income	306,948	255,998

Basic	3.45	2.84
Diluted	3.29	0.23

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Components of Property and Equipment

	2011	2012
Leasehold improvements	3,685,489	4,289,498
Furniture, fixtures and office equipment	627,588	801,821
Machinery and equipment	285,921	343,379
Buildings	9,310	9,310
Construction in progress	159,985	268,780

	4,768,293	5,712,788

Less: Accumulated depreciation	(1,315,447)	(1,865,953)

Property and equipment, net	3,452,846	3,846,835

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Components of Goodwill

	2011	2012
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	1,806,846	1,806,846
Other acquisitions	62,442	119,345

Total goodwill	2,197,728	2,254,631

INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS AND UNFAVORABLE LEASE [Abstract]
Intangible Assets and Unfavorable Lease

Intangible assets and unfavorable lease as of December 31 are as follows:

	2011	2012
Intangible assets, original cost –
Favorable lease agreements	441,682	451,337
Franchise agreements	49,574	49,574
Customer relationship	7,073	7,073
Brand	684,300	684,300
Purchased software	30,246	40,772

	1,212,875	1,233,056

Less: Accumulated amortization –
Favorable lease agreements	(21,462)	(51,886)
Franchise agreements	(2,328)	(8,424)
Customer relationship	(461)	(2,215)
Purchased software	(14,172)	(21,112)

	(38,423)	(83,637)

Intangible assets, net	1,174,452	1,149,419

Unfavorable lease liability –

	2011	2012

Unfavorable lease agreements, original cost	410,381	416,612
Less: Accumulated amortization	(13,607)	(46,064)

Unfavorable lease liability, net	396,774	370,548

Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2013	43,523	(32,922)	10,601
2014	41,987	(32,919)	9,068
2015	40,234	(32,919)	7,315
2016	38,658	(32,827)	5,831
2017	35,573	(32,493)	3,080

	199,975	(164,080)	35,985

OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
Components of Other Payables and Accruals

	2011	2012
Accrued expenses for utilities, rental expenses and others	81,367	109,226
Accruals for professional service fees	22,702	11,593
Accrued agency fees	5,481	7,531
Accruals for customer reward program	5,211	5,499
Others	39,737	32,037

Other unpaid and accruals-subtotal	154,498	165,886

Payables on construction cost of leasehold improvement	524,792	592,203
Payables on the unpaid consideration related to the acquisitions	219,339	193,360
Payables on repair and maintenance cost	30,051	45,964
Deposit from franchised-and-managed hotels, current	34,135	41,180
Payables to employees for exercised options	11,713	18,557
Others	27,060	33,870

Other payables-subtotal	847,090	925,134

Total	1,001,588	1,091,020

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
Group's Borrowings

	2011	2012
Long-term debt, current portion	346,550	12,571
Long-term debt	1,165,666	735,404

Total	1,512,216	747,975

Consecutive Installments and Amortization Date

Date	Installment
July 31, 2014	US$	57,000,000
September 15, 2015	US$	60,000,000

Total	US$	117,000,000

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
Summary of Share Option Activity

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2010	5,196,132	US$	5.8839	3.5	US$	61.27
Granted	1,989,500	US$	16.8005
Exercised	(1,337,574)	US$	6.8249
Forfeited	(79,630)	US$	10.2435
Cancelled	(1,500)	US$	8.2183

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Vested and exercisable as of December 31, 2010	1,329,628	US$	5.1184	2.1	US$	20.43

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Granted	497,250	US$	13.6397
Exercised	(1,012,438)	US$	4.1641
Forfeited	(191,856)	US$	12.5589
Cancelled	(101,990)	US$	16.5634

Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Vested and exercisable as of December 31, 2012	2,924,886	US$	11.0185	1.89	US$	10.04

Information Relating to Options Outstanding

			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$3.6300	US$	3.6300	820,248	0.82	820,248	0.82
US$7.3300	US$	7.3300	902,150	1.53	579,900	1.53
US$13.290	US$	13.290	149,750	1.83	110,250	1.83
US$16.165	US$	16.165	1,575,488	2.21	767,238	2.21
US$20.515	US$	22.975	120,000	2.86	60,000	2.86
US$22.975	US$	22.975	107,000	2.86	53,500	2.86
US$16.355	US$	16.355	1,812,750	3.15	456,000	3.15
US$15.615	US$	15.615	311,000	3.85	77,750	3.85
US$15.275	US$	15.275	40,000	4.12	—	—
US$15.340	US$	15.340	6,000	4.16	—	—
US$13.430	US$	13.430	421,250	4.19	—	—
US$12.780	US$	12.780	6,000	4.88	—	—

			6,271,636		2,924,886

Assumptions Used to Estimate Fair Value of Share Options Granted

	2010	2011	2012
Risk-free interest rate (1)	0.795% to 1.905%	0.5128% to 1.4348%	0.4418% to 0.5960%
Expected life (years) (2)	3 to 4.5	3.41 to 3.56	3.55 to 3.56
Expected dividend yield (3)	—	—	—
Expected Volatility (4)	67.32% to 68.92%	67.01% to 69.38%	56.50% to 66.08%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
(3)	The Company has no history or expectation of paying dividends on its ordinary shares.
(4)	For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company’s historical volatility for a period equivalent to the expected term preceding the grant date.

Summary of Restricted Share Units Activity

	RSUs	Weighted Average Exercise Price (US$)		Weighted-average remaining contractual life (years)

Outstanding as of January 1, 2012	—		—	—
Granted	1,055,940	US$	13.4705
Exercised	—		—
Forfeited	(88,666)	US$	13.4552
Cancelled	—		—

Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26
Vested and exercisable as of December 31, 2012	—		—

Information Relating to Shares Outstanding

			Outstanding		Exercisable
Grant price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$15.275	US$	15.275	40,000	4.12	—	—
US$15.340	US$	15.340	6,000	4.16	—	—
US$13.430	US$	13.430	821,350	4.19	—	—
US$12.780	US$	12.780	99,924	4.88	—	—

			967,274		—

Assumptions Used to Estimate Fair Value of Options Accounted for as Liability Awards

Under ASC 718, the Company applied the Black-Scholes option pricing model in determining the fair value of options granted. The assumptions used to value share-based compensation awards are presented as follows:

As at grant date
Expected volatility (%)	45% to 56%
Expected dividend yield (%)	—
Expected term (years)	5.5 to 7
Risk-free interest rate (per annum) (%)	0.79% to 1.12%

The Company calculated the estimated fair value of the liability awards at December 31, 2012 using the Black-Scholes option pricing model with the following assumptions:

As at December 31, 2012
Expected volatility (%)	46% to 54%
Expected dividend yield (%)	—
Expected term (years)	5 to 6.5
Risk-free interest rate (per annum) (%)	0.75% to 1.11%

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Calculated Basic Earnings Per Share and Diluted Earnings Per Share

	2010	2011	2012
Numerator:
Net income/(loss) available to ordinary shareholders	359,499	351,531	(26,776)

Dilutive effect of issuance and buy-back of convertible bonds	(1,418)	(845)	—
Dilutive effect of issuance of convertible notes	—	(232,278)	—

Net income/(loss) for diluted earnings	358,081	118,408	(26,776)

Denominator:
Denominator for basic earnings per share – weighted average ordinary shares outstanding	80,846,617	84,221,665	90,804,777
Dilutive effect of share options	2,847,416	1,951,850	—
Dilutive effect of convertible bonds	1,053,069	671,670	—

Dilutive effect of convertible notes	—	7,454,208	—

Denominator for diluted earnings per share	84,747,102	94,299,393	90,804,777

Basic earnings per share	4.45	4.17	(0.29)

Diluted earnings per share	4.23	1.26	(0.29)

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Related Party Relationships

Nature of related parties:	Relationship with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns	A subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Non controlling interests of subsidiary
Sun Yan	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Non controlling interests of subsidiary

Related Party Transactions

	2010	2011	2012
Agency fees paid to Ctrip.com International, Ltd.	18,191	17,661	35,932
Rental fees paid to Jian Guo Inns	2,800	2,800	2,050

Due from Related Parties

	2011	2012
Shanghai Xin Zhi Trading Co., Ltd.	2,408	2,457
Fujian Yun Tong Co., Ltd.	1,596	1,766
Shanghai Dinuo Co., Ltd.	1,425	1,425
Sun Yan	950	950
Xiamen Shuiwu Co., Ltd.	—	220

	6,379	6,818

Due to Related Parties

	2011	2012
Ctrip.com International, Ltd.	2,557	3,798
Xiamen Shuiwu Co., Ltd.	240	—

	2,797	3,798

OBLIGATIONS UNDER FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2012
OBLIGATIONS UNDER FINANCE LEASES [Abstract]
Analysis of Leased Property under Finance Lease

December 31, 2012
Electronic equipment	19,696
Less: Accumulated depreciation	(7,112)

Total	12,584

Schedule of Future Minimum Lease Payments under Finance Leases

December 31, 2012

2013	7,233
2014	1,407
Total minimum lease payments	8,640

Less: Amount representing interest	(360)

Present value of net minimum lease payments	8,280

Analysis as:
Current	6,660
Non Current	1,620

8,280

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payments for Non-cancelable Operating Leases

	Related party	Non-related party	Total

2013	1,800	1,542,030	1,543,830
2014	1,800	1,578,790	1,580,590
2015	1,800	1,589,995	1,591,795
2016	1,650	1,588,628	1,590,278
2017	500	1,579,378	1,579,878
Thereafter	—	9,836,147	9,836,147

Total	7,550	17,714,968	17,722,518

ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I [Abstract]
Statements of operations

	2010	2011	2012	2012
				US$ thousands (Note 2(d))
Statements of operations

Net revenues	—	—	—	—
Operating expenses	(3,590)	(61,783)	(7,901)	(1,268)

Loss from operations	(3,590)	(61,783)	(7,901)	(1,268)
Share of income from subsidiaries	416,760	239,217	190,404	30,562
Interest income	90	8,095	889	143
Interest expense	(1,730)	(45,945)	(118,515)	(19,023)
Issuance costs for convertible notes	(42,559)	—	—	—
(Loss)/gain on change in fair value of convertible notes	(9,040)	198,547	(87,099)	(13,980)
Foreign exchange (loss)/gain	(2,912)	19,194	1,969	316
Gain on buy-back of convertible bonds	2,480	1,521	—	—
Non-operating expenses	—	(7,315)	(6,665)	(1,070)

Income before income tax expense	359,499	351,531	(26,918)	(4,320)

Income tax expense	—	—	—	—
Net income/(loss)	359,499	351,531	(26,918)	(4,320)

Balance sheets

	2011	2012	2012
			US$ thousands (Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	181,581	45,700	7,335
Restricted cash	202,323	205,731	33,022
Receivables from related parties	241	87	14
Prepayments and other current assets	1,036	3,786	608

Total current assets	385,181	255,304	40,979

Investments in subsidiaries (a)	6,154,925	5,639,123	905,142
Other assets	85,891	42,831	6,875

Total assets	6,625,997	5,937,258	952,996

Liabilities
Current liabilities
Short-term loans	346,550	12,571	2,018
Convertible bonds	113,051	—	—
Other payables and accruals	156,418	165,111	26,502

Total current liabilities	616,019	177,682	28,520

Non-current liabilities
Long-term loans	1,165,666	735,404	118,040
Financial liability	979,008	1,066,771	171,229

Total liabilities	2,760,693	1,979,857	317,789

Shareholders’ equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 90,659,882 and 91,672,320 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	3,542	3,574	574
Additional paid-in capital	2,683,923	2,802,905	449,897
Retained earnings	1,177,839	1,150,922	184,736

Total shareholders’ equity	3,865,304	3,957,401	635,207

Total liabilities and shareholders’ equity	6,625,997	5,937,258	952,996

(a)	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries.

Statements of Cash flows

	2010	2011	2012	2012
				US$ thousands (Note 2(d))
Statements of Cash flows:

Cash flows from operating activities:
Net income/(loss)	359,499	351,531	(26,918)	(4,320)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	—	5,726	43,060	6,912
Share of income from subsidiaries	(416,760)	(239,217)	(190,404)	(30,562)
Interest expense	1,730	—	—	—
Foreign exchange loss/(gain)	2,912	(19,194)	(1,969)	(316)
Gain on buy-back of convertible bonds	(2,480)	(1,521)	—	—
Issuance costs for convertible notes	42,559	—	—	—
Loss/(gain) on change in fair value of convertible notes	9,040	(198,547)	87,099	13,980
Loss from fair value change of interest rate swap transaction	—	7,315	6,665	1,070
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in receivables from related parties	—	(241)	154	25
(Increase)/decrease in prepayments and other current assets	(205)	540	(2,750)	(441)
Increase/(decrease) in payables to related parties	97,248	(163,258)	—	—
(Decrease)/increase in other payables and accruals	(673)	(4,630)	6,444	1,034

Net cash provided by/(used in) operating activities	92,870	(261,496)	(78,619)	(12,618)

Cash flows from investing activities:
Cash paid to restricted cash
– escrow account and interest reserve account	—	(202,323)	(3,703)	(594)
Cash paid for the acquisition of Motel 168	—	(2,031,421)	—	—
Investments in subsidiaries	(47,951)	(53,319)	—	—
Dividend received from subsidiaries	—	—	798,605	128,184

Cash flows (used in)/ provided by investing activities:	(47,951)	(2,287,063)	794,902	127,590

Cash flows from financing activities:
Proceeds from share option exercise	63,644	28,173	26,615	4,272
Buy-back of convertible bonds	(75,687)	(45,507)	—	—
Net proceeds from issuance of convertible notes	1,188,823	—	—	—
Repayment of convertible bonds	—	—	(111,945)	(17,968)
Proceeds from loans	—	1,525,176	—	—
Repayment of loans	—	—	(760,949)	(122,141)
Cash settlement of interest swap transaction	—	—	(3,418)	(549)
Payment for upfront fee of loan	—	(91,617)	—	—

Net cash provided by/(used in) financing activities	1,176,780	1,416,225	(849,697)	(136,386)

Effect of foreign exchange rate changes on cash and cash equivalents	(9,761)	(52,334)	(2,467)	(397)

Net increase/(decrease) in cash and cash equivalents	1,211,938	(1,184,668)	(135,881)	(21,811)
Cash and cash equivalents, beginning of year	154,311	1,366,249	181,581	29,146

Cash and cash equivalents, end of the year	1,366,249	181,581	45,700	7,335

Supplemental disclosure of cash flow information
Cash paid during the year for interest	—	(33,848)	(77,706)	(12,473)

Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	—	143,728	—	—
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company	127,000	—	—	—
Issuance of ordinary shares related to the acquisition of Motel 168	—	667,314	—	—

ORGANIZATION AND NATURE OF OPERATIONS (Details) (CNY)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Oct. 01, 2011 Motel 168 [Member]	Oct. 01, 2011 Motel 168 [Member] Ordinary Shares [Member]	Dec. 31, 2012 Home Inns & Hotels Management Inc.	Apr. 30, 2002 Home Inns Beijing [Member] Home Inns HK [Member]	Apr. 30, 2002 Home Inns Beijing [Member] BTG [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Incorporation date						May 30, 2006
Percentage of owned equity interest by Home Inns HK							55.00%
Percentage of owned equity interest by BTG								45.00%
Percentage of equity acquired				100.00%
Total purchase price				2,869,045,000
Purchase price, in cash consideration				2,201,731,000
Value of ordinary shares issued as consideration for acquisition					667,314,000
Purchase price, in shares consideration, number of ordinary shares					8,149,616
Lease payment term, rental holiday		3 months	6 months
Lease payment term, fixed rent term		3 years	5 years
Lease payment term, interval between rent increase		3 years	5 years
Term of franchise agreement	5 years	5 years	8 years

PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Purchased software [Member]	Dec. 31, 2012 US Dollars [Member] USD ($)	Dec. 31, 2011 US Dollars [Member] USD ($)	Dec. 31, 2012 HK Dollars [Member] HKD	Dec. 31, 2011 HK Dollars [Member] HKD	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2010 VIEs [Member] CNY
Summary of Significant Accounting Policies [Line Items]
Current liabilities exceeding current assets		474,500,000
Credit facility		600,000,000
Total number of VIEs														6
Total registered capital														6,010,000
Total net assets														26,262,000
Total net income	(3,647,000)	(22,715,000)	357,625,000	366,608,000										16,257,000
Foreign currency exchange rate, from RMB to US Dollar	6.2301	6.2301
Original maturities of investments, cash and cash equivalents												3 months
Cash and cash equivalents	106,444,000	663,156,000	1,786,038,000	2,382,643,000	286,679,000	829,592,000		41,524,000	52,747,000	100	100
Repaid term of cash reserved in specific interests reserve account	6 months	6 months
Allowance for doubtful accounts	0	0	295,000	0
Amortization period of consumables												1 year
Impairment loss of investment in jointly controlled entity		0	0
Impairment of goodwill		0	0	0
Remaining legal life of Motel 168 brand	6 years	6 years
Estimated useful life of intangible assets							5 years
Impairment of intangible assets		0	0	0
Impairment loss of long-lived assets and definite-lived intangible assets	2,029,000	12,641,000	1,705,000	0
Employee benefits expense		215,251,000	180,145,000	103,292,000
Amounts accrued which included in salaries and welfare payable and other unpaid and accruals in balance sheets		11,913,000	12,524,000
Redemption rate for estimating costs of customer reward	20.00%	20.00%
Accruals for customer reward program		5,499,000	5,211,000
Non-current deferred revenue recognized period													1 year
On-going management and service fees based on percentage of revenue												6.00%	3.00%
Franchising period	5 years	5 years										8 years	5 years
Estimated average life of memberships	2 years	2 years
One-time membership fees recognized period	2 years	2 years
Revenue from one-time membership fees		172,148,000	79,367,000	33,846,000
Approximate rate of business tax and related surcharges	5.60%	5.60%
Advertising related expenses		24,068,000	21,944,000	11,361,000
Requisite service period	4 years	4 years
Capitalized interest cost		0	0	0
Percentage of likelihood to be realized upon settlement, used to measure tax benefit as largest amount	50.00%	50.00%
Uncertain tax positions		0	0
Financial subsidies received		43,248,000	22,356,000	14,903,000
Proportion of net income required to be set aside in PRC	10.00%	10.00%
Minimum percentage of statutory reserve when appropriations are discretionary	50.00%	50.00%
Appropriations to statutory reserves		32,695,000	31,749,000	26,523,000
Reversal from statutory reserve to retained earnings		141,000	0
Restricted net assets		3,269,349,000
Restricted net assets, paid in capital		3,110,933,000
Number of customers that accounted for more than 10% of net revenues	0	0	0	0
Number of customers that accounted for more than 10% of accounts receivable	0	0			0

PRINCIPAL ACCOUNTING POLICIES (Company's Ownership Interest in VIEs) (Details)	12 Months Ended
Dec. 31, 2010
Home Inns Xiamen [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	51.00%
Home Inns Fuzhou [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	51.00%
Home Inns Caoxi [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	51.00%
Home Inns Caobao [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	75.00%
Home Inns Dongguan [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	65.00%
Home Inns Fuzhou Kuaijie [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	70.00%

PRINCIPAL ACCOUNTING POLICIES (Expected Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	40 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	Over the shorter of the economic useful life or the lease period
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	5 to 10 years
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	3 to 5 years

PRINCIPAL ACCOUNTING POLICIES (Group's Financial Liabilities Classified as Level 3) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Carrying Value [Member] CNY	Dec. 31, 2011 Carrying Value [Member] CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes measured at fair value				1,056,209,000	971,693,000	0	0	0	0	1,056,209,000	971,693,000
Interest rate swap transaction				10,562,000	7,315,000	0	0	0	0	10,562,000	7,315,000
Total financial liability, non-current	$ 171,229,000	1,066,771,000	979,008,000	1,066,771,000	979,008,000	0	0	0	0	1,066,771,000	979,008,000

PRINCIPAL ACCOUNTING POLICIES (Summary of Changes in Level 3 Financial Liabilities) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning Balance	979,008
Add: Unrealized loss - change in fair value in convertible notes	87,099
Less: foreign exchange gains in convertible notes	(2,583)
Add: Loss arising from change in fair value in interest rate swap transaction	6,665
Less: Cash settlement of swap transaction	(3,418)
Ending Balance	1,066,771

PRINCIPAL ACCOUNTING POLICIES (Composition of Financial Instruments and Relevant Fair Value Considerations) (Details)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Restricted cash [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Receivables [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Payables [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Accruals [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Term loans [Member]
Financial Instrument [Line Items]
Fair value consideration	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group's bankers for similar debt instruments of comparable maturities.
Convertible bonds [Member]
Financial Instrument [Line Items]
Fair value consideration	Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11)
Financial liability [Member]
Financial Instrument [Line Items]
Fair value consideration	Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).

PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayment for utility and telecom expenses		47,460	31,645
Prepayment for rental expenses		46,057	28,748
Employee advances		11,694	10,076
Proceeds receivable from disposal of subsidiary		10,919	12,418
Deposits for utility expenses		9,187	9,772
Prepayment for advertisement, consultation and insurance		5,012	5,778
Interest receivable		100	7,047
Other current assets		42,105	32,403
Total	$ 27,694	172,534	137,887

INCOME TAXES (Narrative) (Details)	12 Months Ended					60 Months Ended			0 Months Ended	12 Months Ended	60 Months Ended	12 Months Ended									24 Months Ended	36 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2007	Dec. 31, 2012 CNY	Dec. 31, 2012 Motel 168 [Member] CNY	Dec. 31, 2011 Motel 168 [Member] CNY	Sep. 26, 2011 Motel 168 [Member] Secured Debt [Member] USD ($)	Dec. 31, 2012 New CIT Law [Member]	Dec. 31, 2012 New CIT Law [Member]	Dec. 31, 2012 Home Inns Hong Kong Subsidiaries [Member] CNY	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] Before 2008 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2008 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2009 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2010 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2011 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2012 [Member]	Dec. 31, 2010 PRC subsidiaries [Member] CNY	Dec. 31, 2009 PRC subsidiaries [Member] CNY	Dec. 31, 2009 Shanghai Banli Software Technology Co., Ltd. [Member] New CIT Law [Member]	Dec. 31, 2012 Shanghai Banli Software Technology Co., Ltd. [Member] New CIT Law [Member]	Dec. 31, 2012 Suzhou Hengchuang Software Co., Ltd. [Member] New CIT Law [Member]	Dec. 31, 2015 Suzhou Hengchuang Software Co., Ltd. [Member] New CIT Law [Member]
Income Taxes [Line Items]
Cayman Islands withholding tax	0
Hong Kong profit tax rate												16.50%
Hong Kong profit tax provided												0
PRC corporate income tax rate	25.00%	25.00%	25.00%		33.00%						25.00%			18.00%	20.00%	22.00%	24.00%	25.00%
Preferential income tax rate													15.00%									12.50%		12.50%
Income tax exemption period from first profitable year																					2 years		2 years
Preferential income tax period																						3 years		3 years
General withholding tax rate										10.00%
Special withholding tax rate for jurisdictions signed tax treaties with PRC										5.00%
Dividend declared by PRC subsidiaries																			0	0
Deferred tax liability			0	0
Secured credit facility, term loan facility agreement									240,000,000
Loan facility period									4 years
Relevant deferred tax liability in connection with cumulative distributable earnings	29,439,000	38,313,000				29,439,000
Preferential withholding tax rate by tax arrangement between PRC and Hong Kong						5.00%
Tax loss carry forward	702,684,000					702,684,000
Tax loss carry forward, maximum period	5 years
Tax loss carry forward expiration date	on or before January 1, 2018
Valuation allowance	222,982,000	271,097,000				222,982,000	166,571,000	237,385,000

INCOME TAXES (Current and Deferred Portion of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Current income tax expenses		235,594	185,001	133,180
Deferred income tax provision/(benefit)		(99,289)	(15,559)	6,789
Income tax expenses	$ 21,878	136,305	169,442	139,969

INCOME TAXES (Reconciliation Between Statutory CIT Rate and Group's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2007
INCOME TAXES [Abstract]
Statutory CIT rate	25.00%		25.00%		25.00%		33.00%
Tax differential from statutory rate applicable to subsidiaries in PRC	(1.00%)		(3.00%)		(3.00%)
Tax differential for expenses recorded by Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	68.00%	[1]	2.00%	[1]	5.00%	[1]
Permanent difference for non-deductible expenses	7.00%		1.00%		1.00%
Withholding tax on earnings no longer considered indefinitely reinvested	21.00%		7.00%		0.00%
Effective CIT rate	120.00%		32.00%		28.00%
Components of tax differential for expenses recorded by Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius [Abstract]
Tax differential related to permanent difference (share base compensation expenses)	21.00%		4.00%		3.00%
Tax differential related to permanent difference (interest expense relating to convertible notes and term loan)	26.00%		2.00%		0.00%
Tax differential related to permanent difference (loss on change in fair value relating to convertible notes)	19.00%		(9.00%)		0.00%

[1]	Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 21% as a result of permanent difference arising from the share base compensation expenses (2011: 4%, 2010: 3%); (ii) a rate of 26% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2011: 2%, 2010: nil); (iii) a rate of 19% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2011: (9%), 2010: nil).

INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets, current:
Tax loss carry forwards		17,547	21,269
Deductible temporary differences related to:
rental expenses		3,888	3,009
pre-operating expenses		5,618	8,886
deferred revenue, current		43,075	42,670
accruals for customer reward program		1,003	915
others		16,411	12,154
Valuation allowance		(7,173)	(13,457)
Current deferred tax assets	12,900	80,369	75,446
Deferred tax assets, non-current:
Tax loss carry forwards		158,124	101,649
Deductible temporary differences related to:
rental expenses		213,389	185,448
pre-operating expenses		8,898	16,100
deferred revenue, non current		8,715	15,331
unfavorable lease related to acquisitions		91,751	98,188
Impairment loss of property and equipment		42,643	39,499
others		3,051	1,190
Valuation allowance		(215,809)	(257,640)
Non-current deferred tax assets	49,881	310,762	199,765
Total deferred tax assets		391,131	275,211
Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax - PRC)		29,439	38,313
Deferred tax liabilities, non-current:
Recognition of intangible assets related to acquisition of Motel 168		273,986	282,638
Other taxable temporary differences		14,335	12,090
Non-current deferred tax liabilities	46,279	288,321	294,728
Total deferred tax liabilities		317,760	333,041

INCOME TAXES (Aggregate Amount and Per Share Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Aggregate effect	354	14,505	13,851
Earnings Per Share, Basic [Member]
Income Tax Holiday [Line Items]
Ordinary share effect	0.004	0.17	0.17
Earnings Per Share, Diluted [Member]
Income Tax Holiday [Line Items]
Ordinary share effect	0.004	0.15	0.16

INVESTMENT IN JOINTLY CONTROLLED ENTITY (Components of Investment in Jointly Controlled Entity) (Details)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Investment in jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in jointly controlled entity [Member] CNY	Dec. 31, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2012 Shareholders' loan [Member] CNY	Dec. 31, 2011 Subtotal [Member] CNY	Dec. 31, 2012 Subtotal [Member] CNY	Dec. 31, 2011 Shares of loss [Member] CNY	Dec. 31, 2012 Shares of loss [Member] CNY
Schedule of Equity Method Investments [Line Items]
Beginning balance	9,154,000		8,301,000			500,000	500,000	10,000,000	10,000,000	10,500,000	10,500,000	(1,346,000)	(2,199,000)
Share of loss	(853,000)	(269,000)	(1,676,000)	(853,000)	0	0	0	0	0	0	0	(853,000)	(1,676,000)
Ending balance	8,301,000	$ 1,063,000	6,625,000	8,301,000		500,000	500,000	10,000,000	10,000,000	10,500,000	10,500,000	(2,199,000)	(3,875,000)

INVESTMENT IN JOINTLY CONTROLLED ENTITY (Narrative) (Details)	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Oct. 01, 2011 CNY	Dec. 31, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2012 Shareholders' loan [Member] CNY	Oct. 01, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2011 Investment in jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in jointly controlled entity [Member] CNY	Oct. 01, 2011 Investment in jointly controlled entity [Member] CNY	Dec. 31, 2011 Gross [Member] CNY	Dec. 31, 2012 Gross [Member] CNY	Oct. 01, 2011 Gross [Member] CNY	Dec. 31, 2011 Shares of loss [Member] CNY	Dec. 31, 2012 Shares of loss [Member] CNY	Oct. 01, 2011 Shares of loss [Member] CNY	Oct. 01, 2011 Motel 168 [Member]	Oct. 01, 2011 Suzhou Taide Hotels Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest in jointly controlled entity																			50.00%	50.00%
Share of loss of jointly controlled entity	853,000	$ 269,000	1,676,000	853,000	0		0	0		0	0		0	0		853,000	1,676,000
Investment in jointly controlled entity	8,301,000	$ 1,063,000	6,625,000	8,301,000		9,154,000	10,000,000	10,000,000	10,000,000	500,000	500,000	500,000	10,500,000	10,500,000	10,500,000	(2,199,000)	(3,875,000)	(1,346,000)

ACQUISITION (Acquisition of Motel 168) (Narrative) (Details)	12 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Motel 168 [Member] CNY	Dec. 31, 2010 Motel 168 [Member] CNY	Oct. 01, 2011 Motel 168 [Member] USD ($)	Oct. 01, 2011 Motel 168 [Member] CNY	Oct. 01, 2011 Motel 168 [Member] Ordinary Shares [Member] CNY
Business Acquisition [Line Items]
Percentage of equity acquired							100.00%	100.00%
Total purchase price								2,869,045,000
Purchase price, in cash consideration								2,201,731,000
Purchase price, in shares consideration, value									667,314,000
Purchase price, in shares consideration, number of ordinary shares									8,149,616
Market price of ordinary shares							$ 12.885
Total acquisition costs						63,824,000
Net revenues	869,378,000	5,416,317,000	3,710,452,000	2,976,025,000	346,365,000
Net loss	$ 4,299,000	26,776,000	(351,531,000)	(359,499,000)	17,516,000

ACQUISITION (Acquisition of Motel 168, Allocation of Purchase Price) (Details) (Motel 168 [Member], CNY)	Oct. 01, 2011
Motel 168 [Member]
Business Acquisition [Line Items]
Fair value of net tangible assets acquired	559,267,000
Intangible assets - favorable lease	399,193,000
Intangible assets - customer relationship	6,990,000
Intangible assets - franchise agreement	48,770,000
Intangible assets - brand	684,300,000
Unfavorable lease liability	(392,608,000)
Goodwill	1,806,846,000
Net deferred tax liability, non-current	(243,713,000)
Total purchase price	2,869,045,000

ACQUISITION (Acquisition of Motel 168, Pro Forma Financial Information) (Details) (Motel 168 [Member], CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Motel 168 [Member]
Business Acquisition [Line Items]
Net revenues	4,753,563	4,599,322
Income from operations	290,302	635,700
Net income	255,998	306,948
Basic	2.84	3.45
Diluted	0.23	3.29
Net amortization of identifiable intangible assets and unfavorable leases	4,203	4,203
Transaction costs		63,824

ACQUISITION (Other Acquisitions) (Narrative) (Details)	12 Months Ended				6 Months Ended		6 Months Ended		2 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 eJia Express [Member] CNY	Jun. 30, 2012 eJia Express [Member] CNY	Dec. 31, 2012 Shanghai Xurun [Member] CNY	Jun. 30, 2012 Shanghai Xurun [Member] CNY	Dec. 31, 2012 Shanghai Junxing [Member] CNY	Nov. 30, 2012 Shanghai Junxing [Member] CNY
Business Acquisition [Line Items]
Percentage of equity acquired						100.00%		100.00%		100.00%
Total purchase price						48,214,000		420,000		0
Goodwill						41,970,000		12,354,000		2,579,000
Intangible assets - favorable lease						6,748,000				2,907,000
Unfavorable lease liability						6,231,000
Net revenues	869,378,000	5,416,317,000	3,710,452,000	2,976,025,000	13,472,000		2,745,000		893,000
Net loss	$ 4,299,000	26,776,000	(351,531,000)	(359,499,000)	11,180,000		759,000		1,143,000

PROPERTY AND EQUIPMENT (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PROPERTY AND EQUIPMENT [Abstract]
Leasehold improvements		4,289,498	3,685,489
Furniture, fixtures and office equipment		801,821	627,588
Machinery and equipment		343,379	285,921
Buildings		9,310	9,310
Construction in progress		268,780	159,985
Property and equipment, gross		5,712,788	4,768,293
Less: Accumulated depreciation		(1,865,953)	(1,315,447)
Property and equipment, net	$ 617,460	3,846,835	3,452,846

PROPERTY AND EQUIPMENT (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	621,216	404,901	314,923
Accumulated Impairment losses of property and equipment	19,823	7,182
Impairment charge recorded as other operating expense	19,823
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement, accumulated capitalized interest	3,916	3,916

GOODWILL (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Home Inns Beijing [Member] CNY	Dec. 31, 2011 Home Inns Beijing [Member] CNY	Dec. 31, 2012 Top Star Hotel Chain [Member] CNY	Dec. 31, 2011 Top Star Hotel Chain [Member] CNY	Dec. 31, 2012 Motel 168 [Member] CNY	Dec. 31, 2011 Motel 168 [Member] CNY	Dec. 31, 2012 Other acquisitions [Member] CNY	Dec. 31, 2011 Other acquisitions [Member] CNY
Goodwill [Line Items]
Goodwill	$ 361,893,000	2,254,631,000	2,197,728,000	137,072,000	137,072,000	191,368,000	191,368,000	1,806,846,000	1,806,846,000	119,345,000	62,442,000
Number of reporting unit	1	1
Goodwill acquired expected to be deductible for income tax purposes		0

INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Favorable lease agreements [Member] CNY	Dec. 31, 2011 Favorable lease agreements [Member] CNY	Dec. 31, 2012 Franchise agreements [Member] CNY	Dec. 31, 2011 Franchise agreements [Member] CNY	Dec. 31, 2012 Customer relationship [Member] CNY	Dec. 31, 2011 Customer relationship [Member] CNY	Dec. 31, 2012 Brand [Member] CNY	Dec. 31, 2011 Brand [Member] CNY	Dec. 31, 2012 Purchased software [Member] CNY	Dec. 31, 2011 Purchased software [Member] CNY
Intangible Assets and Unfavorable Lease [Line Items]
Intangible assets, original cost	1,233,056	1,212,875			451,337	441,682	49,574	49,574	7,073	7,073	684,300	684,300	40,772	30,246
Less: Accumulated amortization	(83,637)	(38,423)			(51,886)	(21,462)	(8,424)	(2,328)	(2,215)	(461)			(21,112)	(14,172)
Intangible assets, net	1,149,419	1,174,452		184,494
Unfavorable lease agreements, original cost	416,612	410,381
Less: Accumulated amortization	(46,064)	(13,607)
Unfavorable lease liability, net	370,548	396,774		59,477
Amortization expense of intangible assets	45,096	16,828	6,439
Amortization expense of unfavorable lease agreements	32,457	9,045	1,374

INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2013	10,601
2014	9,068
2015	7,315
2016	5,831
2017	3,080
Total	35,895
Amortization for Intangible Assets [Member]
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2013	43,523
2014	41,987
2015	40,234
2016	38,658
2017	35,573
Total	199,975
Amortization for Unfavorable Lease [Member]
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2013	(32,922)
2014	(32,919)
2015	(32,919)
2016	(32,827)
2017	(32,493)
Total	(164,080)

OTHER PAYABLES AND ACCRUALS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Accrued expenses for utilities, rental expenses and others		109,226	81,367
Accruals for professional service fees		11,593	22,702
Accrued agency fees		7,531	5,481
Accruals for customer reward program		5,499	5,211
Others		32,037	39,737
Other unpaid and accruals - subtotal	26,624	165,886	154,498
Payables on construction cost of leasehold improvement		592,203	524,792
Payables on unpaid consideration related to acquisitions		193,360	219,339
Payables on repair and maintenance cost		45,964	30,051
Deposit from franchised-and-managed hotels, current		41,180	34,135
Payables to employees for exercised options		18,557	11,713
Others		33,870	27,060
Other payables - subtotal	148,494	925,134	847,090
Total		1,091,020	1,001,588

CONVERTIBLE BONDS (Details) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Convertible Bonds [Member] CNY	Dec. 31, 2012 Convertible Bonds [Member]	Dec. 31, 2011 Convertible Bonds [Member] CNY	Dec. 31, 2010 Convertible Bonds [Member] CNY	Dec. 10, 2012 Convertible Bonds [Member]	Dec. 10, 2010 Convertible Bonds [Member]	Dec. 31, 2007 Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Convertible Bonds [Member] Minimum [Member]	Dec. 31, 2012 Convertible Bonds [Member] Maximum [Member]
Debt Instrument [Line Items]
Convertible bonds issued										$ 1,110,000
Bonds maturity date					Dec 10, 2012
Ordinary shares, par value	$ 0.005	$ 0.005
Rate of bonds redemption price to principal amount								102.53%	101.51%
Bonds redemption date					Dec 10, 2012
Bonds redemption earliest date					Dec 10, 2010
Bonds gross yield to maturity					0.50%
Redemption term, number of days of consecutive trading days					20 days
Percentage of closing price over conversion price on redemption date											125.00%
Fixed foreign exchange rate, from RMB to US Dollar					7.4
Percentage of principal amount of Bonds that has already been converted, redeemed or purchased and cancelled											90.00%
Number of days bonds can be redeemed prior to put option date											20 days	60 days
Amortization period					2 years
Fair value of bonds						106,922	161,906
Fair value of bonds, percentage of face value						96.50%	103.13%
Repurchase of bonds						46,200	202,800
Repurchase of bonds, percentage of bonds repurchased						4.00%	18.00%
Repurchase of bonds, percentage of repurchase price to face value						98.50%	99.94%
Repurchase of bonds, gains						1,521	2,480
Repayment of matured convertible bonds, face value			17,790	111,945
Repayment of matured convertible bonds, interest expense			$ 450	2,804

FINANCIAL LIABILITIES (Convertible Notes Measured at Fair Value) (Details)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Convertible Notes [Member] CNY	Dec. 31, 2011 Convertible Notes [Member] CNY	Dec. 31, 2010 Convertible Notes [Member] CNY	Dec. 21, 2010 Convertible Notes [Member] USD ($)	Dec. 31, 2012 Convertible Notes [Member] ADS [Member] USD ($)
Financial Liability [Line Items]
Convertible notes issued								$ 184,000,000
Issuance of convertible note, covering over-allotment option								24,000,000
Convertible note issuance date					Dec 21, 2010
Convertible note maturity date					Dec 15, 2015
Convertible note interest rate					2.00%
Conversion rate									20.2560 ADSs per US$1,000 principal amount of Notes
Shares initial conversion price									$ 49.37
Minimum percentage of voting power, that should be owned by any "person" or "group", to be defined as fundamental change					50.00%
Principal amount of note, percentage					100.00%
Effective period of shelf registration statement after original issuance					210 days
Percentage of additional interest expense					0.50%
Fair value of financial liability, convertible notes					1,056,209,000	971,693,000
Foreign exchange (loss)/gain	35,000	217,000	15,849,000	(4,350,000)	2,583,000	57,337,000	6,848,000
(Loss)/gain on change in fair value of convertible notes	(13,980,000)	(87,099,000)	198,547,000	(9,040,000)	(87,099,000)	198,547,000	(9,040,000)
One-time charge of issuance costs	$ 0	0	0	42,559,000			42,559,000

FINANCIAL LIABILITIES (Interest Rate Swap Transaction) (Details)	12 Months Ended					0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Sep. 26, 2011 Motel 168 [Member] Secured Debt [Member] USD ($)
Interest Rate Swap Transaction [Line Items]
Secured credit facility, maximum borrowing capacity						$ 240,000,000
Loan facility period						4 years
Floating interest rate over LIBOR						3.90%
Notional principal amount of interest rate swap	93,000,000				180,000,000
Fixed interest rate					1.13%
Loss from fair value change of interest rate swap transaction	1,070,000	6,665,000	7,315,000	0
Cash settlement for purpose of reducing principal amount	$ 549,000	3,418,000	0	0

DEBT (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
DEBT [Abstract]
Long-term debt, current portion	$ 2,018	12,571	346,550
Long-term debt	118,040	735,404	1,165,666
Total		747,975	1,512,216

DEBT (Narrative) (Details) (Motel 168 [Member], Secured Debt [Member])	0 Months Ended	12 Months Ended
	Sep. 26, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Sep. 26, 2011 USD ($)
Debt Disclosure [Line Items]
Secured credit facility, maximum borrowing capacity				$ 240,000,000
Interest rate of borrowing in addition to LIBOR				3.90%
Total upfront fee	91,617,000
Weighted average interest rate for borrowings		4.43%	4.22%
Loan period	4 years
Repayment of borrowing		$ 121,000,000

DEBT (Consecutive Installments and Amortization Date) (Details) (USD $)	Dec. 31, 2012
DEBT [Abstract]
July 31, 2014	$ 57,000,000
September 15, 2015	60,000,000
Total	$ 117,000,000

SHARE CAPITAL (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Ordinary Shares [Member] USD ($)	Dec. 31, 2011 Ordinary Shares [Member] USD ($)	Jul. 31, 2006 Private Placement to Individuals including Certain Executives and Directors [Member] CNY	Jul. 31, 2006 Private Placement to Individuals including Certain Executives and Directors [Member] Ordinary Shares [Member] USD ($)	Jul. 31, 2006 Private Placement to Individuals including Certain Executives and Directors [Member] Ordinary Shares [Member] CNY	Oct. 31, 2006 IPO [Member] CNY	Oct. 31, 2006 IPO [Member] ADS [Member] USD ($)	Oct. 31, 2006 IPO [Member] Ordinary Shares [Member] USD ($)	May 31, 2007 Secondary Offering [Member] CNY	May 31, 2007 Secondary Offering [Member] ADS [Member] USD ($)	May 31, 2007 Secondary Offering [Member] Ordinary Shares [Member] USD ($)	Oct. 22, 2007 Issuance to Selling Shareholders of Top Star Hotel Chain [Member] CNY	Oct. 22, 2007 Issuance to Selling Shareholders of Top Star Hotel Chain [Member] ADS [Member] USD ($)	Oct. 22, 2007 Issuance to Selling Shareholders of Top Star Hotel Chain [Member] Ordinary Shares [Member] USD ($)	May 21, 2009 Private Placement to Ctrip.com International, Ltd. [Member] CNY	May 21, 2009 Private Placement to Ctrip.com International, Ltd. [Member] ADS [Member] USD ($)	May 21, 2009 Private Placement to Ctrip.com International, Ltd. [Member] Ordinary Shares [Member] USD ($)	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] CNY	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] ADS [Member] USD ($)	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] Ordinary Shares [Member] USD ($)
Class of Stock [Line Items]
Shares authorized, value			$ 1,000,000	$ 1,000,000
Shares authorized, number of shares	200,000,000	200,000,000	200,000,000	200,000,000						200,000,000
Shares newly issued, number of shares						2,834,037	2,834,037		5,874,327	11,748,474		1,478,155	2,956,310			655,831			7,514,503			8,149,616
Shares newly issued, value							62,918,000									28,252,000			50,000,000			105,008,000
Shares newly issued, price per share						$ 2.77			$ 13.8			$ 34.27	$ 17.135		$ 43.078	$ 21.539		$ 13.3076	$ 6.6538		$ 25.77	$ 12.885
Share-based compensation expense					9,564,000
Number of ordinary shares represented by one ADS										2
Total proceeds, net of issuance costs paid and payable from offering								581,252,000			370,379,000			106,022,000			341,078,000			667,314,000
Conversion of preferred stock										22,924,886
Authorized shares, par value	$ 0.005	$ 0.005								$ 0.005

SHARE BASED COMPENSATION (2003 Option Plan, Options) (Narrative) (Details) (2003 Share Option Plan [Member], Stock Options [Member])	0 Months Ended
	Mar. 30, 2006	May 30, 2005	Feb. 28, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Period within which share options, once vested, can be exercised from grant date			5 years
Ordinary and Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of issued options to amount of ordinary and preferred shares outstanding	9.00%	6.00%	5.00%
Options fully issued based on outstanding ordinary shares	4,784,226

SHARE BASED COMPENSATION (2006 Share Incentive Plan, Options) (Narrative) (Details) (2006 Share Incentive Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended													1 Months Ended	12 Months Ended	48 Months Ended	0 Months Ended
	Oct. 02, 2006	Nov. 26, 2012 Stock Options [Member]	Mar. 12, 2012 Stock Options [Member]	Mar. 01, 2012 Stock Options [Member]	Feb. 15, 2012 Stock Options [Member]	Nov. 09, 2011 Stock Options [Member]	Feb. 24, 2011 Stock Options [Member]	Nov. 10, 2010 Stock Options [Member]	Jun. 21, 2010 Stock Options [Member]	Mar. 19, 2010 Stock Options [Member]	Oct. 30, 2009 Stock Options [Member]	Jul. 14, 2009 Stock Options [Member]	Oct. 27, 2008 Stock Options [Member]	Mar. 31, 2008 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Oct. 27, 2008 Stock Options [Member] 26/12/2006 Program [Member]	Oct. 27, 2008 Stock Options [Member] 20/04/2007 Program [Member]	Oct. 27, 2008 Stock Options [Member] 21/12/2007 Program [Member]	Oct. 27, 2008 Stock Options [Member] 27/03/2008 Program [Member]	Dec. 31, 2012 Stock Options [Member] Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum expiration term of share option granted	10 years
Number of ordinary shares that may be issued																					15,062,194
2006 Share Incentive Plan expiration date															2016
Share options granted		6,000	433,250	18,000	40,000	317,000	1,919,000	109,000	120,000	1,760,500	220,000	1,416,000	280,000	1,093,200
Fair value per option in grant date		$ 5.2432	$ 6.3474	$ 7.2419	$ 7.1999	$ 7.4567	$ 8.0297	$ 11.594	$ 12.176	$ 8.1764	$ 6.4533	$ 3.2313	$ 1.3942	$ 3.1826
Exercise price of unvested share options													$ 3.63
Number of share options modified													2,443,000
Incremental value per option of share options modified																	$ 1.2415	$ 1.2601	$ 1.2588	$ 0.983
Increase in stock compensation expense from 2009 to 2012 due to modification																$ 4,628

SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Summary of Share Option Activity) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member], USD $)
In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
2003 Option Plan and 2006 Share Incentive Plan [Member] | Stock Options [Member]
Options [Abstract]
Outstanding, beginning balance	7,080,670	5,766,928	5,196,132
Granted	497,250	2,236,000	1,989,500
Exercised	(1,012,438)	(794,182)	(1,337,574)
Forfeited	(191,856)	(122,076)	(79,630)
Cancelled	(101,990)	(6,000)	(1,500)
Outstanding, ending balance	6,271,636	7,080,670	5,766,928
Vested and exercisable, ending balance	2,924,886	2,044,384	1,329,628
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance	$ 11.9253	$ 9.3709	$ 5.8839
Granted	$ 13.6397	$ 16.2501	$ 16.8005
Exercised	$ 4.1641	$ 5.4085	$ 6.8249
Forfeited	$ 12.5589	$ 13.0759	$ 10.2435
Cancelled	$ 16.5634	$ 7.6418	$ 8.2183
Outstanding, ending balance	$ 13.2193	$ 11.9253	$ 9.3709
Vested and exercisable, ending balance	$ 11.0185	$ 7.8647	$ 5.1184
Weighted Average Remaining Contractual Life (years) [Abstract]
Outstanding, beginning balance	3.09	3.3	3.5
Outstanding, ending balance	2.45	3.09	3.3
Vested and exercisable, ending balance	1.89	2.28	2.1
Aggregate Intrinsic Value [Abstract]
Outstanding, beginning balance	$ 6.9	$ 64.06	$ 61.27
Outstanding, ending balance	7.72	6.9	64.06
Vested and exercisable, ending balance	$ 10.04	$ 10.29	$ 20.43

SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Options) (Narrative) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY	Dec. 31, 2011 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY	Dec. 31, 2010 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	$ 14.45	$ 12.9	$ 20.48
Share-based compensation expense				79,084,000	76,535,000	53,142,000
Unrecognized share-based compensation cost				112,387,000
Unrecognized share-based compensation cost, weighted average period expected to be recognized				2 years 14 days

SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Information Relating to Options Outstanding) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member], USD $)
12 Months Ended
Dec. 31, 2012 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number of shares	6,271,636
Exercisable, Number of shares	2,924,886
US$3.6300 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 3.63
Weighted-average grant date fair value of ordinary shares	$ 3.63
Outstanding, Number of shares	820,248
Outstanding, Weighted-average remaining contractual life (years)	0.82
Exercisable, Number of shares	820,248
Exercisable, Weighted-average remaining contractual life (years)	0.82
US$7.3300 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 7.33
Weighted-average grant date fair value of ordinary shares	$ 7.33
Outstanding, Number of shares	902,150
Outstanding, Weighted-average remaining contractual life (years)	1.53
Exercisable, Number of shares	579,900
Exercisable, Weighted-average remaining contractual life (years)	1.53
US$13.290 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 13.29
Weighted-average grant date fair value of ordinary shares	$ 13.29
Outstanding, Number of shares	149,750
Outstanding, Weighted-average remaining contractual life (years)	1.83
Exercisable, Number of shares	110,250
Exercisable, Weighted-average remaining contractual life (years)	1.83
US$16.165 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 16.165
Weighted-average grant date fair value of ordinary shares	$ 16.165
Outstanding, Number of shares	1,575,488
Outstanding, Weighted-average remaining contractual life (years)	2.21
Exercisable, Number of shares	767,238
Exercisable, Weighted-average remaining contractual life (years)	2.21
US$20.515 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 20.515
Weighted-average grant date fair value of ordinary shares	$ 22.975
Outstanding, Number of shares	120,000
Outstanding, Weighted-average remaining contractual life (years)	2.86
Exercisable, Number of shares	60,000
Exercisable, Weighted-average remaining contractual life (years)	2.86
US$22.975 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 22.975
Weighted-average grant date fair value of ordinary shares	$ 22.975
Outstanding, Number of shares	107,000
Outstanding, Weighted-average remaining contractual life (years)	2.86
Exercisable, Number of shares	53,500
Exercisable, Weighted-average remaining contractual life (years)	2.86
US$16.355 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 16.355
Weighted-average grant date fair value of ordinary shares	$ 16.355
Outstanding, Number of shares	1,812,750
Outstanding, Weighted-average remaining contractual life (years)	3.15
Exercisable, Number of shares	456,000
Exercisable, Weighted-average remaining contractual life (years)	3.15
US$15.615 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 15.615
Weighted-average grant date fair value of ordinary shares	$ 15.615
Outstanding, Number of shares	311,000
Outstanding, Weighted-average remaining contractual life (years)	3.85
Exercisable, Number of shares	77,750
Exercisable, Weighted-average remaining contractual life (years)	3.85
US$15.275 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 15.275
Weighted-average grant date fair value of ordinary shares	$ 15.275
Outstanding, Number of shares	40,000
Outstanding, Weighted-average remaining contractual life (years)	4.12
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$15.340 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 15.34
Weighted-average grant date fair value of ordinary shares	$ 15.34
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (years)	4.16
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$13.430 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 13.43
Weighted-average grant date fair value of ordinary shares	$ 13.43
Outstanding, Number of shares	421,250
Outstanding, Weighted-average remaining contractual life (years)	4.19
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$12.780 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 12.78
Weighted-average grant date fair value of ordinary shares	$ 12.78
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (years)	4.88
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0

SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Assumptions Used to Estimate Fair Value of Share Options) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member])
	12 Months Ended
	Dec. 31, 2012 years		Dec. 31, 2011 years		Dec. 31, 2010 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	[1]	0.00%	[1]	0.00%	[1]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.44%	[2]	0.51%	[2]	0.80%	[2]
Expected life (years)	3.55	[3]	3.41	[3]	3	[3]
Expected Volatility	56.50%	[4]	67.01%	[4]	67.32%	[4]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.60%	[2]	1.43%	[2]	1.91%	[2]
Expected life (years)	3.56	[3]	3.56	[3]	4.5	[3]
Expected Volatility	66.08%	[4]	69.38%	[4]	68.92%	[4]

[1]	The Company has no history or expectation of paying dividends on its ordinary shares.
[2]	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
[3]	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
[4]	For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company's historical volatility for a period equivalent to the expected term preceding the grant date.

SHARE BASED COMPENSATION (2006 Share Incentive Plan, Restricted Share Units) (Narrative) (Details) (2006 Share Incentive Plan [Member], Restricted Share Units [Member], CNY)	12 Months Ended
Dec. 31, 2012
2006 Share Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units granted	1,055,940
Vesting period	4 years
Share-based compensation expense	13,828,000
Unrecognized share-based compensation cost	66,663,000
Unrecognized share-based compensation cost, weighted average period expected to be recognized	3 years 3 months 11 days

SHARE BASED COMPENSATION (2006 Share Incentive Plan, Summary of Restricted Share Units Activity) (Details) (2006 Share Incentive Plan [Member], Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012 years
2006 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Number of Shares [Abstract]
Outstanding, beginning balance	0
Granted	1,055,940
Exercised	0
Forfeited	(88,666)
Cancelled	0
Outstanding, ending balance	967,274
Vested and exercisable, ending balance	0
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance	$ 0
Granted	$ 13.4705
Exercised	$ 0
Forfeited	$ 13.4552
Cancelled	$ 0
Outstanding, ending balance	$ 13.451
Vested and exercisable, ending balance	$ 0
Weighted Average Remaining Contractual Life (years) [Abstract]
Outstanding, beginning balance	0
Outstanding, ending balance	4.26

SHARE BASED COMPENSATION (2006 Share Incentive Plan, Information Relating to Shares Outstanding) (Details) (2006 Share Incentive Plan [Member], Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of shares	967,274
Exercisable, Number of shares	0
US$15.275 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price	$ 15.275
Weighted-average grant date fair value of ordinary shares	$ 15.275
Outstanding, Number of shares	40,000
Outstanding, Weighted-average remaining contractual life (years)	4.12
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$15.340 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price	$ 15.34
Weighted-average grant date fair value of ordinary shares	$ 15.34
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (years)	4.16
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$13.430 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price	$ 13.43
Weighted-average grant date fair value of ordinary shares	$ 13.43
Outstanding, Number of shares	821,350
Outstanding, Weighted-average remaining contractual life (years)	4.19
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$12.780 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price	$ 12.78
Weighted-average grant date fair value of ordinary shares	$ 12.78
Outstanding, Number of shares	99,924
Outstanding, Weighted-average remaining contractual life (years)	4.88
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0

SHARE BASED COMPENSATION (Yitel Option Plan, Narrative) (Details) (Yitel Option Plan [Member], Stock Options [Member])	12 Months Ended			1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2012 Ordinary Shares [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price to acquire ordinary shares at grant date				$ 0.1
Number of ordinary shares reserved for issuance				14,862,000
Number of ordinary shares authorized for issuance				14,862,000
Total compensation cost in connection with Yitel hotel's options	464,000
Total liability balance associated with awards	464,000
Weighted average fair value of each option		$ 0.06	$ 0.05
Income tax benefit recognized for share-based compensation plans	0

SHARE BASED COMPENSATION (Yitel Option Plan, Assumptions Used to Estimate Fair Value of Share Options) (Details) (Yitel Option Plan [Member], Stock Options [Member])	Dec. 31, 2012	Jul. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.00%	45.00%
Expected term (years)	5	5.5
Risk-free interest rate (per annum)	0.75%	0.79%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.00%	56.00%
Expected term (years)	6.5	7
Risk-free interest rate (per annum)	1.11%	1.12%

EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income/(loss) available to ordinary shareholders		(26,776,000)	351,531,000	359,499,000
Dilutive effect of issuance and buy-back of convertible bonds		0	(845,000)	(1,418,000)
Dilutive effect of issuance of convertible notes		0	(232,278,000)	0
Net income/(loss) for diluted earnings		(26,776,000)	118,408,000	358,081,000
Denominator:
Denominator for basic earnings per share-weighted average ordinary shares outstanding	90,804,777	90,804,777	84,221,665	80,846,617
Dilutive effect of share options	0	0	1,951,850	2,847,416
Dilutive effect of convertible bonds	0	0	671,670	1,053,069
Dilutive effect of convertible notes	0	0	7,454,208	0
Denominator for diluted earnings per share	90,804,777	90,804,777	94,299,393	84,747,102
Basic earnings per share	$ (0.05)	(0.29)	4.17	4.45
Diluted earnings per share	$ (0.05)	(0.29)	1.26	4.23

EARNINGS PER SHARE (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Convertible Notes [Member] CNY	Dec. 31, 2011 Convertible Notes [Member] CNY	Dec. 31, 2010 Convertible Notes [Member] CNY	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Convertible Notes [Member]	Dec. 31, 2010 Convertible Notes [Member]
Schedule of Basic Earnings Per Share and Diluted Earnings Per Share [Line Items]
Shares excluded in computation of diluted EPS								1,382,531	1,254,933	290,914	7,454,208	224,647
Gain on change in fair value	$ (13,980)	(87,099)	198,547	(9,040)	(87,099)	198,547	(9,040)
Foreign exchange (loss)/gain	35	217	15,849	(4,350)	2,583	57,337	6,848
Interest expenses						23,606

RELATED PARTY TRANSACTIONS (Relationship between Parent Company and Related Parties) (Details)	12 Months Ended
Dec. 31, 2012
BTG [Member]
Related Party Transaction [Line Items]
Relationship with Company	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Principal shareholder of the Company, common directors
Jian Guo Inns [Member]
Related Party Transaction [Line Items]
Relationship with Company	A subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary
Sun Yan [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary

RELATED PARTY TRANSACTIONS (Related Party Transactions) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ctrip.com International, Ltd. [Member]
Related Party Transaction [Line Items]
Fees paid	35,932	17,661	18,191
Jian Guo Inns [Member]
Related Party Transaction [Line Items]
Fees paid	2,050	2,800	2,800

RELATED PARTY TRANSACTIONS (Due From Related Parties) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Xin Zhi Trading Co., Ltd. [Member] CNY	Dec. 31, 2011 Shanghai Xin Zhi Trading Co., Ltd. [Member] CNY	Dec. 31, 2012 Fujian Yun Tong Co., Ltd. [Member] CNY	Dec. 31, 2011 Fujian Yun Tong Co., Ltd. [Member] CNY	Dec. 31, 2012 Shanghai Dinuo Co., Ltd. [Member] CNY	Dec. 31, 2011 Shanghai Dinuo Co., Ltd. [Member] CNY	Dec. 31, 2012 Sun Yan [Member] CNY	Dec. 31, 2011 Sun Yan [Member] CNY	Dec. 31, 2012 Xiamen Shuiwu Co., Ltd. [Member] CNY	Dec. 31, 2011 Xiamen Shuiwu Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Due from related parties	$ 1,094,000	6,818,000	6,379,000	2,457,000	2,408,000	1,766,000	1,596,000	1,425,000	1,425,000	950,000	950,000	220,000	0

RELATED PARTY TRANSACTIONS (Due To Related Parties) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Ctrip.com International, Ltd. [Member] CNY	Dec. 31, 2011 Ctrip.com International, Ltd. [Member] CNY	Dec. 31, 2012 Xiamen Shuiwu Co., Ltd. [Member] CNY	Dec. 31, 2011 Xiamen Shuiwu Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Due to related parties	$ 610,000	3,798,000	2,797,000	3,798,000	2,557,000	0	240,000

OBLIGATIONS UNDER FINANCE LEASES (Details) (Electronic Equipment [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Electronic Equipment [Member]
Capital Leased Assets [Line Items]
Financial leases, payment terms	3 years
Electronic equipment	19,696
Less: Accumulated depreciation	(7,112)
Total	12,584

OBLIGATIONS UNDER FINANCE LEASES (Schedule of Future Minimum Lease Payments under Finance Leases) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Present value of net minimum lease payments
2013		7,233
2014		1,407
Total minimum lease payments		8,640
Less: Amount representing interest		(360)
Present value of net minimum lease payments		8,280
Analysis as:
Current	1,069	6,660	7,006
Non Current	260	1,620	7,750
Total capital lease obligations		8,280

COMMITMENTS AND CONTINGENCIES (Details) (Non-cancelable Operating Lease Agreements [Member], CNY)	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	1,543,830,000
2014	1,580,590,000
2015	1,591,795,000
2016	1,590,278,000
2017	1,579,878,000
Thereafter	9,836,147,000
Total	17,722,518,000
Related party [Member]
Operating Leased Assets [Line Items]
2013	1,800,000
2014	1,800,000
2015	1,800,000
2016	1,650,000
2017	500,000
Thereafter	0
Total	7,550,000
Non-related party [Member]
Operating Leased Assets [Line Items]
2013	1,542,030,000
2014	1,578,790,000
2015	1,589,995,000
2016	1,588,628,000
2017	1,579,378,000
Thereafter	9,836,147,000
Total	17,714,968,000

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments related to construction of headquarter, leasehold improvements and installation of machinery and equipment for hotel operations	552,772
Rental expenses	1,489,333	937,145	644,248
Significant outstanding contingencies	0

ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2010 Home Inns & Hotels Management Inc. [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 869,378,000	5,416,317,000	3,710,452,000	2,976,025,000	$ 0	0	0	0
Operating expenses	(828,100,000)	(5,159,139,000)	(3,413,014,000)	(2,445,632,000)	(1,268,000)	(7,901,000)	(61,783,000)	(3,590,000)
Loss from operations	43,936,000	273,736,000	297,438,000	530,393,000	(1,268,000)	(7,901,000)	(61,783,000)	(3,590,000)
Share of income from subsidiaries					30,562,000	190,404,000	239,217,000	416,760,000
Interest income	1,906,000	11,874,000	31,996,000	9,454,000	143,000	889,000	8,095,000	90,000
Interest expense	(19,168,000)	(119,416,000)	(46,868,000)	(2,024,000)	(19,023,000)	(118,515,000)	(45,945,000)	(1,730,000)
Issuance costs for convertible notes	0	0	0	(42,559,000)	0	0	0	(42,559,000)
(Loss)/gain on change in fair value of convertible notes	(13,980,000)	(87,099,000)	198,547,000	(9,040,000)	(13,980,000)	(87,099,000)	198,547,000	(9,040,000)
Foreign exchange (loss)/gain	35,000	217,000	15,849,000	(4,350,000)	316,000	1,969,000	19,194,000	(2,912,000)
Gain on buy-back of convertible bonds	0	0	1,521,000	2,480,000	0	0	1,521,000	2,480,000
Non-operating expenses	(1,070,000)	(6,665,000)	(7,315,000)	0	(1,070,000)	(6,665,000)	(7,315,000)	0
Income before income tax expense	18,231,000	113,590,000	527,067,000	506,577,000	(4,320,000)	(26,918,000)	351,531,000	359,499,000
Income tax expense	(21,878,000)	(136,305,000)	(169,442,000)	(139,969,000)	0	0	0	0
Net income/(loss)	$ (3,647,000)	(22,715,000)	357,625,000	366,608,000	$ (4,320,000)	(26,918,000)	351,531,000	359,499,000

ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Balance sheets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] USD ($)		Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY		Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY		Dec. 31, 2010 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2009 Home Inns & Hotels Management Inc. [Member] CNY
Current assets:
Cash and cash equivalents	$ 106,444,000	663,156,000	$ 286,679,000	1,786,038,000	2,382,643,000	829,592,000	$ 7,335,000		45,700,000		$ 29,146,000	181,581,000		1,366,249,000	154,311,000
Restricted cash	33,023,000	205,739,000		205,926,000			33,022,000		205,731,000			202,323,000
Receivables from related parties	1,094,000	6,818,000		6,379,000			14,000		87,000			241,000
Prepayments and other current assets	27,694,000	172,534,000		137,887,000			608,000		3,786,000			1,036,000
Total current assets	203,590,000	1,268,392,000		2,346,705,000			40,979,000		255,304,000			385,181,000
Investments in subsidiaries							905,142,000	[1]	5,639,123,000	[1]		6,154,925,000	[1]
Other assets	18,836,000	117,350,000		170,039,000			6,875,000		42,831,000			85,891,000
Total assets	1,437,217,000	8,954,014,000		9,549,836,000			952,996,000		5,937,258,000			6,625,997,000
Current liabilities:
Short-term loans	2,018,000	12,571,000		346,550,000			2,018,000		12,571,000			346,550,000
Convertible bonds	0	0		113,051,000			0		0			113,051,000
Other payables and accruals		1,091,020,000		1,001,588,000			26,502,000		165,111,000			156,418,000
Total current liabilities	279,752,000	1,742,899,000		2,089,315,000			28,520,000		177,682,000			616,019,000
Non-current liabilities:
Long-term loans	118,040,000	735,404,000		1,165,666,000			118,040,000		735,404,000			1,165,666,000
Financial liability	171,229,000	1,066,771,000		979,008,000			171,229,000		1,066,771,000			979,008,000
Total liabilities	800,042,000	4,984,352,000		5,669,870,000			317,789,000		1,979,857,000			2,760,693,000
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 90,659,882 and 91,672,320 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	574,000	3,574,000		3,542,000			574,000		3,574,000			3,542,000
Additional paid-in capital	449,897,000	2,802,905,000		2,683,923,000			449,897,000		2,802,905,000			2,683,923,000
Retained earnings	159,308,000	992,505,000		1,051,976,000			184,736,000		1,150,922,000			1,177,839,000
Total shareholders' equity	637,175,000	3,969,662,000		3,879,966,000	2,754,343,000	2,281,569,000	635,207,000		3,957,401,000			3,865,304,000
Total liabilities and shareholders' equity	$ 1,437,217,000	8,954,014,000		9,549,836,000			$ 952,996,000		5,937,258,000			6,625,997,000

[1]	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK's investments in PRC subsidiaries.

ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Balance sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.005	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	91,672,320	90,659,882
Ordinary shares, shares outstanding	91,672,320	90,659,882
Home Inns & Hotels Management Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.005	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	91,672,320	90,659,882
Ordinary shares, shares outstanding	91,672,320	90,659,882

ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Statements of Cash flows) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2010 Home Inns & Hotels Management Inc. [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ (3,647,000)	(22,715,000)	357,625,000	366,608,000	$ (4,320,000)	(26,918,000)	351,531,000	359,499,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	6,912,000	43,060,000	5,726,000	0	6,912,000	43,060,000	5,726,000	0
Share of income from subsidiaries					(30,562,000)	(190,404,000)	(239,217,000)	(416,760,000)
Interest expense					0	0	0	1,730,000
Foreign exchange loss/(gain)	(35,000)	(217,000)	(15,849,000)	4,350,000	(316,000)	(1,969,000)	(19,194,000)	2,912,000
Gain on buy-back of convertible bonds	0	0	(1,521,000)	(2,480,000)	0	0	(1,521,000)	(2,480,000)
Issuance costs for convertible notes	0	0	0	42,559,000	0	0	0	42,559,000
Loss/(gain) on change in fair value of convertible notes	13,980,000	87,099,000	(198,547,000)	9,040,000	13,980,000	87,099,000	(198,547,000)	9,040,000
Loss from fair value change of interest rate swap transaction	1,070,000	6,665,000	7,315,000	0	1,070,000	6,665,000	7,315,000	0
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in receivables from related parties	0	0	0	(2,523,000)	25,000	154,000	(241,000)	0
(Increase)/decrease in prepayments and other current assets	(4,806,000)	(29,941,000)	(7,077,000)	(25,674,000)	(441,000)	(2,750,000)	540,000	(205,000)
Increase/(decrease) in payables to related parties	199,000	1,241,000	1,136,000	1,150,000	0	0	(163,258,000)	97,248,000
(Decrease)/increase in other payables and accruals	1,174,000	7,306,000	75,319,000	19,409,000	1,034,000	6,444,000	(4,630,000)	(673,000)
Net cash provided by/(used in) operating activities	120,027,000	747,779,000	726,102,000	879,958,000	(12,618,000)	(78,619,000)	(261,496,000)	92,870,000
Cash flows from investing activities:
Cash paid to restricted cash - escrow account and interest reserve account	(594,000)	(3,703,000)	(202,323,000)	0	(594,000)	(3,703,000)	(202,323,000)	0
Cash paid for acquisition of Motel 168					0	0	(2,031,421,000)	0
Investments in subsidiaries					0	0	(53,319,000)	(47,951,000)
Dividend received from subsidiaries					128,184,000	798,605,000	0	0
Cash flows (used in)/ provided by investing activities	(160,774,000)	(1,001,634,000)	(2,669,499,000)	(355,962,000)	127,590,000	794,902,000	(2,287,063,000)	(47,951,000)
Cash flows from financing activities:
Proceeds from share option exercise	4,272,000	26,615,000	28,173,000	63,644,000	4,272,000	26,615,000	28,173,000	63,644,000
Buy-back of convertible bonds	0	0	(45,507,000)	(202,687,000)	0	0	(45,507,000)	(75,687,000)
Net proceeds from issuance of convertible notes	0	0	0	1,188,823,000	0	0	0	1,188,823,000
Repayment of convertible bonds	(17,968,000)	(111,945,000)	0	0	(17,968,000)	(111,945,000)	0	0
Proceeds from loans	0	0	1,433,559,000	24,900,000	0	0	1,525,176,000	0
Repayment of loans					(122,141,000)	(760,949,000)	0	0
Cash settlement of interest swap transaction	(549,000)	(3,418,000)	0	0	(549,000)	(3,418,000)	0	0
Payment for upfront fee of loan	0	0	(5,874,000)	0	0	0	(91,617,000)	0
Net cash provided by/(used in) financing activities	(138,727,000)	(864,284,000)	1,403,102,000	1,040,250,000	(136,386,000)	(849,697,000)	1,416,225,000	1,176,780,000
Effect of foreign exchange rate changes on cash and cash equivalents	(761,000)	(4,743,000)	(56,310,000)	(11,195,000)	(397,000)	(2,467,000)	(52,334,000)	(9,761,000)
Net increase/(decrease) in cash and cash equivalents	(180,235,000)	(1,122,882,000)	(596,605,000)	1,553,051,000	(21,811,000)	(135,881,000)	(1,184,668,000)	1,211,938,000
Cash and cash equivalents, beginning of year	286,679,000	1,786,038,000	2,382,643,000	829,592,000	29,146,000	181,581,000	1,366,249,000	154,311,000
Cash and cash equivalents, end of year	106,444,000	663,156,000	1,786,038,000	2,382,643,000	7,335,000	45,700,000	181,581,000	1,366,249,000
Supplemental disclosure of cash flow information
Cash paid during year for interest	(12,473,000)	(77,706,000)	(39,115,000)	(211,000)	(12,473,000)	(77,706,000)	(33,848,000)	0
Supplemental schedule of non-cash investing activities:
Unpaid consideration related to acquisition of Motel 168					0	0	143,728,000	0
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of Company					0	0	0	127,000,000
Issuance of ordinary shares related to acquisition of Motel 168	$ 0	0	667,314,000	0	$ 0	0	667,314,000	0